Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Mar. 01, 2013	Jun. 29, 2012
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Entity Registrant Name	NORWOOD FINANCIAL CORP
Entity Central Index Key	0001013272
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding		3,301,123
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Current Reporting Status	Yes
Entity Public Float			$ 88.9
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and due from banks	$ 10,867	$ 8,974
Interest bearing deposits with banks	1,428	12,449
Cash and cash equivalents	12,295	21,423
Securities available for sale	145,390	150,181
Securities held to maturity, fair value 2012: $177, 2011: $177	173	171
Loans receivable (net of allowance for loan losses 2012: $5,502; 2011: $5,458)	471,208	452,449
Regulatory stock, at cost	2,630	3,675
Premises and equipment, net	7,326	7,479
Bank owned life insurance	15,357	11,887
Accrued interest receivable	2,393	2,468
Foreclosed real estate owned	852	2,910
Goodwill	9,715	9,715
Other intangibles	647	800
Other assets	4,313	5,656
Total Assets	672,299	668,814
LIABILITIES
Deposits: Non-interest bearing demand	82,075	71,959
Deposits: Interest-bearing	45,616	51,161
Deposits: Money market deposit accounts	116,841	114,007
Deposits: Savings	68,633	66,866
Deposits: Time	211,260	221,774
Total deposits	524,425	525,767
Short-term borrowings	28,697	21,794
Other borrowings	22,487	27,670
Accrued interest payable	1,242	1,321
Other liabilities	3,027	4,201
Total Liabilities	579,878	580,753
STOCKHOLDERS' EQUITY
Common stock, $.10 par value per share, authorized 10,000,000; shares issued 2012: 3,371,849 shares, 2011: 3,371,866 shares	337	337
Surplus	24,737	24,660
Retained earnings	66,742	62,308
Treasury stock at cost: 2012: 75,426 shares, 2011: 87,370 shares	(2,192)	(2,559)
Accumulated other comprehensive income	2,797	3,315
Total Stockholders' Equity	92,421	88,061
Total Liabilities and Stockholders' Equity	$ 672,299	$ 668,814

Consolidated Balance Sheets (parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets [Abstract]
Held-to-maturity Securities, Fair Value	$ 177	$ 177
Allowance for loan losses	$ 5,502	$ 5,548
Common Stock, Par or Stated Value Per Share	$ 0.1	$ 0.1
Common Stock, Shares Authorized	10,000,000	10,000,000
Common Stock, Shares, Issued	3,371,849	3,371,866
Treasury Stock, Shares	75,426	87,370

Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INTEREST INCOME
Loans receivable, including fees	$ 25,494	$ 23,289	$ 21,101
Securities: Taxable	1,950	2,527	2,969
Securities: Tax exempt	1,938	1,901	1,560
Other	32	53	57
Total interest income	29,414	27,770	25,687
INTEREST EXPENSE
Deposits	3,660	3,851	4,283
Short-term borrowings	53	92	117
Other borrowings	937	1,239	1,623
Total Interest Expense	4,650	5,182	6,023
Net Interest Income	24,764	22,588	19,664
PROVISION FOR LOAN LOSSES	2,450	1,575	1,000
Net Interest Income After Provision for Loan Losses	22,314	21,013	18,664
OTHER INCOME
Service charges and fees	2,237	2,255	2,231
Income from fiduciary activities	355	409	405
Net realized gains on sales of securities	1,419	973	448
Gain on sale of loans and servicing rights	211	271	307
Earnings on life insurance policies	539	463	391
Other	445	364	282
Total Other Income	5,206	4,735	4,064
OTHER EXPENSES
Salaries and employee benefits	8,403	7,848	6,507
Occupancy	1,539	1,402	1,136
Furniture and equipment	456	435	424
Data processing related operations	897	855	803
Federal Deposit Insurance Corporation insurance assessment	398	393	474
Advertising	222	205	187
Professional fees	811	1,283	650
Postage and telephone	424	510	484
Taxes, other than income	599	535	524
Foreclosed real estate	217	578	41
Amortization of intangible assets	153	108	52
Other	1,962	1,661	1,471
Total Other Expenses	16,081	15,813	12,753
Income before Income Taxes	11,439	9,935	9,975
INCOME TAX EXPENSE	3,036	2,579	2,662
Net Income	$ 8,403	$ 7,356	$ 7,313
EARNINGS PER SHARE
BASIC	$ 2.56	$ 2.39	$ 2.65
DILUTED	$ 2.56	$ 2.39	$ 2.64

Consolidated Statement of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statement of Comprehensive Income [Abstract]
NET INCOME	$ 8,403	$ 7,356	$ 7,313
Other Comprehensive Income (loss):
Investment securities available for sale: Unrealized holding gains	628	4,276	(995)
Investment securities available for sale: Tax effect	(209)	(1,456)	338
Reclassification of gains recognized in net income	(1,419)	(973)	(448)
Reclassification of gains recognized in net income: Tax effect	482	331	152
Net of tax amount	(518)	2,178	(953)
Comprehensive Income	$ 7,885	$ 9,534	$ 6,360

Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands, except Share data	Common Stock [Member]	Surplus [Member]	Retained Earnings [Member]	Treasury [Member]	Accumulated Other Comprehensive Income [Member]	Total
Balance, at Dec. 31, 2009	$ 284	$ 9,764	$ 54,455	$ (2,122)	$ 2,090	$ 64,471
Shares, Issued, Beginning Balance at Dec. 31, 2009	2,840,872			68,436		68,436,000
Net Income			7,313			7,313
Other comprehensive income (loss)					(953)	(953)
Cash dividends declared per share			(3,120)			(3,120)
Acquisition of treasury stock				(529)		(529)
Acquisition of treasury stock, shares				18,571
Stock options exercised		(120)		283		163
Stock options exercised, shares				(9,276)		(9,276)
Tax benefit on stock options exercised		34				34
Sale of treasury stock for ESOP		(15)		171		156
Sale of treasury stock for ESOP, shares				(5,663)
Compensation expense related to stock options		163				163
Balance, at Dec. 31, 2010	284	9,826	58,648	(2,197)	1,137	67,698
Shares, Issued, Ending Balance at Dec. 31, 2010	2,840,872			72,068
Net Income			7,356			7,356
Other comprehensive income (loss)					2,178	2,178
Cash dividends declared per share			(3,696)			(3,696)
Acquisition of treasury stock				(602)		(602)
Acquisition of treasury stock, shares				23,431
Stock options exercised		(26)		77		51
Stock options exercised, shares				(2,576)		(2,575)
Tax benefit on stock options exercised		5				5
Sale of treasury stock for ESOP		(10)		163		153
Sale of treasury stock for ESOP, shares				(5,553)
Compensation expense related to stock options		170				170
North Penn acquisition	53	14,695				14,748
North Penn exchange adjustment, shares	530,994
Balance, at Dec. 31, 2011	337	24,660	62,308	(2,559)	3,315	88,061
Shares, Issued, Ending Balance at Dec. 31, 2011	3,371,866			87,370
Net Income			8,403			8,403
Other comprehensive income (loss)					(518)	(518)
Cash dividends declared per share			(3,969)			(3,969)
Acquisition of treasury stock				(320)		(320)
Acquisition of treasury stock, shares				11,647
Stock options exercised		(86)		541		455
Stock options exercised, shares				(18,577)		(18,577)
Tax benefit on stock options exercised		30				30
Sale of treasury stock for ESOP		3		146		149
Sale of treasury stock for ESOP, shares				(5,014)
Compensation expense related to stock options		130				130
North Penn exchange adjustment, shares	(17)
Balance, at Dec. 31, 2012	$ 337	$ 24,737	$ 66,742	$ (2,192)	$ 2,797	$ 92,421
Shares, Issued, Ending Balance at Dec. 31, 2012	3,371,849			75,426

Consolidated Statements of Changes in Stockholders' Equity (parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Changes in Stockholders' Equity [Abstract]
Common Stock, Dividends, Per Share, Declared	$ 1.21	$ 1.17	$ 1.13

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income	$ 8,403	$ 7,356	$ 7,313
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	2,450	1,575	1,000
Depreciation	570	531	459
Amortization of intangible assets	153	108	52
Deferred income taxes	424	(104)	(205)
Net amortization of securities premiums and discounts	1,210	811	462
Net realized gains on sales of securities	(1,419)	(973)	(448)
Net increase in investment in life insurance	(539)	(463)	(358)
Loss (gain) on sale of bank premises and equipment and foreclosed real estate	(5)	173	(3)
Gain on sale of mortgage loans and servicing rights	(211)	(271)	(307)
Mortgage loans originated for sale	(6,964)	(8,677)	(12,488)
Proceeds from sale of mortgage loans originated for sale	7,175	8,948	12,795
Compensation expense related to stock options	130	170	163
Decrease in accrued interest receivable and other assets	1,274	2,272	989
Decrease in accrued interest payable and other liabilities	(1,290)	(663)	(843)
Net Cash Provided by Operating Activities	11,361	10,793	8,581
CASH FLOWS FROM INVESTING ACTIVITIES
Securities available for sale: Proceeds from sales	40,914	32,146	23,944
Securities available for sale: Proceeds from maturities and principal reductions on mortgage-backed securities	30,607	34,752	66,102
Securities available for sale: Purchases	(67,312)	(54,107)	(106,742)
Securities held to maturity, proceeds from maturities			540
Redemption of FHLB stock	1,045	716	177
Net decrease (increase) in loans	(22,507)	12,405	5,118
Acquisition, net of cash acquired		4,544
Purchase of life insurance policy	(3,000)
Purchase of bank premises and equipment	(417)	(175)	(179)
Proceeds from sale of bank premises and equipment and foreclosed real estate	3,421	784	100
Net Cash Provided by (Used in) Investing Activities	(17,249)	31,065	(10,940)
CASH FLOWS FROM FINANCING ACTIVITIES
Net (decrease) increase in deposits	(1,342)	(3,532)	2,392
Net (decrease) increase in short-term borrowings	6,903	(11,515)	7,506
Repayments of other borrowings	(5,183)	(18,106)	(5,000)
Stock options exercised	455	51	163
Tax benefit of stock options exercised	30	5	34
ESOP purchase of shares from treasury stock	149	153	156
Purchase of treasury stock	(320)	(602)	(529)
Cash dividends paid	(3,932)	(3,514)	(3,093)
Net Cash(Used in) Provided by Financing Activities	(3,240)	(37,060)	1,629
Net Increase (Decrease) in Cash and Cash Equivalents	(9,128)	4,798	(730)
CASH AND CASH EQUIVALENTS- BEGINNING	21,423	16,625	17,355
CASH AND CASH EQUIVALENTS - ENDING	12,295	21,423	16,625
Supplemental Disclosure of Cash Flow Information
Cash payments for: Interest paid	4,728	5,398	6,544
Cash payments for: Income taxes paid, net of refunds	2,010	2,363	2,742
Supplemental Schedule of Noncash Investing Activities
Investment purchases		1,067
Transfer of loans to foreclosed real estate	1,358	3,172	448
Merger with North Penn Bancorp, Inc.
Noncash assets acquired: Securities available for sale		12,671
Noncash assets acquired: Restricted investments		985
Noncash assets acquired: Loans		118,336
Noncash assets acquired: Accrued interest receivable		566
Noncash assets acquired: Premises and equipment		2,931
Noncash assets acquired: Core deposit intangibles		895
Noncash assets acquired: Deferred tax assets		2,715
Noncash assets acquired: Other assets		5,403
Noncash assets acquired: Goodwill		9,715
Total Noncash assets acquired		154,217
Liabilities assumed:
Time deposits		51,936
Deposits other than time deposits		83,498
Borrowings		7,776
Accrued interest payable		203
Other liabilities		600
Total Liabilities assumed		144,013
Net Noncash Assets Acquired		10,204
Cash Acquired		$ 15,192

Nature of Operations	12 Months Ended
Dec. 31, 2012
Nature of Operations [Abstract]
NATURE OF OPERATIONS

NOTE 1 - NATURE OF OPERATIONS

Norwood Financial Corp (Company) is a one bank holding company. Wayne Bank (Bank) is a wholly-owned subsidiary of the Company. The Bank is a state-chartered bank located in Honesdale, Pennsylvania. The Company derives substantially all of its income from the bank related services which include interest earnings on commercial mortgages, residential real estate mortgages, commercial and consumer loans, as well as interest earnings on investment securities and fees from deposit services to its customers. The Company is subject to regulation and supervision by the Federal Reserve Board while the Bank is subject to regulation and supervision by the Federal Deposit Insurance Corporation and the Pennsylvania Department of Banking.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, the Bank, and the Bank's wholly-owned subsidiaries, WCB Realty Corp., Norwood Investment Corp., Norwood Settlement Services, LLC and WTRO Properties. All significant intercompany accounts and transactions have been eliminated in consolidation.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, the potential impairment of restricted stock, the valuation of deferred tax assets, the determination of other-than-temporary impairment on securities and the fair value of financial instruments.

Significant Group Concentrations of Credit Risk

Most of the Company's activities are with customers located within northeastern Pennsylvania. Note 3 discusses the types of securities that the Company invests in. Note 4 discusses the types of lending that the Company engages in. The Company does not have any significant concentrations to any one industry or customer.

Concentrations of Credit Risk

The Bank operates primarily in Wayne, Pike, Lackawanna and Monroe Counties, Pennsylvania and, accordingly, has extended credit primarily to commercial entities and individuals in this area whose ability to honor their contracts is influenced by the region's economy. These customers are also the primary depositors of the Bank. The Bank is limited in extending credit by legal lending limits to any single borrower or group of borrowers.

Securities

Securities classified as available for sale are those securities that the Company intends to hold for an indefinite period of time but not necessarily to maturity. Any decision to sell a security classified as available for sale would be based on various factors, including significant movement in interest rates, changes in maturity mix of the Company's assets and liabilities, liquidity needs, regulatory capital considerations and other similar factors. Securities available for sale are carried at fair value. Unrealized gains and losses are reported in other comprehensive income, net of the related deferred tax effect. Realized gains or losses, determined on the basis of the cost of the specific securities sold, are included in earnings. Premiums and discounts are recognized in interest income using a method which approximates the interest method over the term of the security.

Bonds, notes and debentures for which the Company has the positive intent and ability to hold to maturity are reported at cost, adjusted for premiums and discounts that are recognized in interest income using the interest method over the term of the security.

Management determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each Consolidated Balance Sheet date.

Declines in the fair value of held to maturity and available for sale securities below their cost that are deemed to be other than temporary are reflected in earnings as realized losses. In estimating other-than-temporary impairment losses, management considers (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, and (3) the intent of the Company to not sell the securities and it is more likely than not that it will not have to sell the securities before recovery of their cost basis.

The Company, as a member of the Federal Home Loan Bank (FHLB) system is required to maintain an investment in capital stock of its district FHLB according to a predetermined formula. This restricted stock has no quoted market value and is carried at cost.

Management evaluates the restricted stock for impairment. Management's determination of whether these investments are impaired is based on their assessment of the ultimate recoverability of their cost rather than by recognizing temporary declines in value. The determination of whether a decline affects the ultimate recoverability of their cost is influenced by criteria such as (1) the significance of the decline in net assets of the FHLB as compared to the capital stock amount for the FHLB and the length of time this situation has persisted, (2) commitments by the FHLB to make payments required by law or regulation and the level of such payments in relation to the operating performance of the FHLB, and (3) the impact of legislative and regulatory changes on institutions and, accordingly, on the customer base of the FHLB.

            The FHLB incurred losses in both 2009 and 2010 and had suspended the payment of dividends.  However, the FHLB has shown positive results during 2011 and 2012 which includes stock redemptions and resumed dividend payments.  The losses were primarily attributable to impairment of investment securities associated with the extreme economic conditions in place during the previous several years.  Management evaluated the stock and concluded that the stock was not impaired for the periods presented herein.  More consideration was given to the long-term prospects for the FHLB as opposed to the recent stress caused by the extreme economic conditions the world is facing.  Management also considered that the FHLB's regulatory capital ratios have increased from the prior year, liquidity appears adequate, and the new shares of FHLB stock continue to change hands at the $100 par value.

Management believes no impairment charge is necessary related to FHLB stock as of December 31, 2012.

Loans Receivable

Loans receivable that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are stated at their outstanding unpaid principal balances, net of an allowance for loan losses and any deferred fees. Interest income is accrued on the unpaid principal balance. Loan origination fees are deferred and recognized as an adjustment of the yield (interest income) of the related loans. The Company is generally amortizing these amounts over the contractual life of the loan.

The accrual of interest is generally discontinued when the contractual payment of principal or interest has become 90 days past due or management has serious doubts about further collectability of principal or interest, even though the loan is currently performing. A loan may remain on accrual status if it is in the process of collection and is either guaranteed or well secured. When a loan is placed on nonaccrual status, unpaid interest credited to income in the current year is reversed and unpaid interest accrued in prior years is charged against the allowance for loan losses. Interest received on nonaccrual loans generally is either applied against principal or reported as interest income, according to management's judgment as to the collectability of principal. Generally, loans are restored to accrual status when the obligation is brought current, has performed in accordance with the contractual terms for a reasonable period of time and the ultimate collectability of the total contractual principal and interest is no longer in doubt.

Troubled Debt Restructurings

A loan is considered to be a troubled debt restructuring ("TDR") loan when the Company grants a concession to the borrower because of the borrower's financial condition that it would not otherwise consider. Such concessions include the reduction of interest rates, forgiveness of principal or interest, or other modifications of interest rates that are less than the current market rate for new obligations with similar risk.

Loans Acquired

Loans acquired including loans that have evidence of deterioration of credit quality since origination and for which it is probable, at acquisition, that the Company will be unable to collect all contractually required payments receivable, are initially recorded at fair value (as determined by the present value of expected future cash flows) with no valuation allowance. Loans are evaluated individually to determine if there is evidence of deterioration of credit quality since origination. The difference between the undiscounted cash flows expected at acquisition and the investment in the loan, or the "accretable yield," is recognized as interest income on a level-yield method over the life of the loan. Contractually required payments for interest and principal that exceed the undiscounted cash flows expected at acquisition, or the "non-accretable difference," are not recognized as a yield adjustment or as a loss accrual or a valuation allowance. Increases in expected cash flows subsequent to the initial investment are recognized prospectively through adjustment of the yield on the loan over its remaining estimated life. Decreases in expected cash flows are recognized immediately as impairment. Any valuation allowances on these impaired loans reflect only losses incurred after the acquisition.

For purchased loans acquired that are not deemed impaired at acquisition, credit discounts representing the principal losses expected over the life of the loan are a component of the initial fair value. Loans may be aggregated and accounted for as a pool of loans if the loans being aggregated have common risk characteristics. Subsequent to the purchase date, the methods utilized to estimate the required allowance for credit losses for these loans is similar to originated loans; however, the Company records a provision for loan losses only when the required allowance exceeds any remaining credit discounts. The remaining differences between the purchase price and the unpaid principal balance at the date of acquisition are recorded in interest income over the life of the loans.

Mortgage Servicing Rights

            Servicing assets are recognized as separate assets when rights are acquired through purchase or through the sale of financial assets.  Capitalized servicing rights are reported in other assets and are amortized into noninterest income in proportion to, and over the period of, the estimated future net servicing income of the underlying financial assets. Servicing assets are evaluated for impairment based upon a third party appraisal. Fair value is determined using prices for similar assets with similar characteristics, when available, or based upon discounted cash flows using market-based assumptions. Impairment is recognized through a valuation allowance to the extent that fair value is less than the capitalized amount. The Company's loan servicing assets at December 31, 2012 and 2011, were not impaired. Total servicing assets included in other assets as of December 31, 2012 and 2011, were $243,000 and $302,000, respectively.

Allowance for Loan Losses

The allowance for loan losses is established through provisions for loan losses charged against income. Loans deemed to be uncollectible are charged against the allowance for loan losses, and subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is maintained at a level considered adequate to provide for losses that can be reasonably anticipated. Management's periodic evaluation of the adequacy of the allowance is based on the Company's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of any underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires material estimates that may be susceptible to significant revision as more information becomes available.

The allowance consists of specific, general and unallocated components. The specific component relates to loans that are classified as either doubtful, substandard or special mention. For such loans that are also classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan. The general component covers non-classified loans and is based on historical loss experience adjusted for qualitative factors. An unallocated component is maintained to cover uncertainties that could affect management's estimate of probable losses. The unallocated component of the allowance reflects the margin of imprecision inherent in the underlying assumptions used in the methodologies for estimating specific and general losses in the portfolio.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower's prior payment record and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan by loan basis for commercial and construction loans by either the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's obtainable market price or the fair value of the collateral if the loan is collateral dependent.

Large groups of smaller balance homogeneous loans are collectively evaluated for impairment. Accordingly, the Company does not separately identify individual consumer and residential real estate loans for impairment disclosures, unless such loans are the subject of a restructuring agreement.

Premises and Equipment

Land is carried at cost. Premises and equipment are stated at cost less accumulated depreciation. Depreciation expense is calculated principally on the straight-line method over the respective assets estimated useful lives as follows:

Years
Buildings and improvements	10- 40
Furniture and equipment	3 - 10

Transfers of Financial Assets

Transfers of financial assets, including loan and loan participation sales, are accounted for as sales, when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity or the ability to unilaterally cause the holder to return specific assets.

Foreclosed Real Estate

Real estate properties acquired through, or in lieu of, loan foreclosure are to be sold and are initially recorded at fair value less cost to sell at the date of foreclosure establishing a new cost basis. After foreclosure, valuations are periodically performed by management and the real estate is carried at the lower of its carrying amount or fair value less cost to sell. Revenue and expenses from operations and changes in the valuation allowance are included in other expenses.

Bank Owned Life Insurance

The Company invests in bank owned life insurance ("BOLI") as a source of funding for employee benefit expenses. BOLI involves the purchasing of life insurance by the Bank on a chosen group of employees. The Company is the owner and beneficiary of the policies. This life insurance investment is carried at the cash surrender value of the underlying policies. Income from the increase in cash surrender value of the policies is included in other income on the income statement.

Goodwill

In connection with the acquisition of North Penn, we recorded goodwill in the amount of $9.7 million, representing the excess of amounts paid over the fair value of net assets of the institutions acquired in purchase transactions, at its fair value at the date of acquisition. Goodwill is tested and deemed impaired when the carrying value of goodwill exceeds its implied fair value. The value of the goodwill can change in the future. We expect the value of the goodwill to decrease if there is a significant decrease in the franchise value of the Bank. If an impairment loss is determined in the future, we will reflect the loss as an expense for the period in which the impairment is determined, leading to a reduction of our net income for that period by the amount of the impairment loss.

Intangible Assets

At December 31, 2012, the Company had intangible assets of $647,000 as a result of the acquisition of North Penn, which is net of accumulated amortization of $248,000. These intangible assets will continue to be amortized using the sum-of-the-years digits method of amortization over ten years. At December 31, 2011, the Company had intangible assets of $800,000 arising from the North Penn transaction, which is net of accumulated amortization of $95,000. Amortization expense related to intangible assets was $153,000, $108,000 and $52,000 for the years ended December 31, 2012, 2011 and 2010.

As of December 31, 2012, the estimated future amortization expense for the core deposit intangible was:

2013	137,000
2014	121,000
2015	104,000
2016	88,000
2017	72,000
2018	56,000
2019	39,000
2020	23,000
2021	7,000
$647,000

Income Taxes

Deferred income tax assets and liabilities are determined based on the differences between financial statement carrying amounts and the tax basis of existing assets and liabilities. These differences are measured at the enacted tax rates that will be in effect when these differences reverse. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion of the deferred tax assets will not be realized. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes. The Company and its subsidiary file a consolidated federal income tax return. The Company recognizes interest and penalties on income taxes as a component of income tax expense.

The Company analyzes each tax position taken in its tax returns and determine the likelihood that the position will be realized. Only tax positions that are "more-likely-than-not" to be realized can be recognized in an entity's financial statements. For tax positions that do not meet this recognition threshold, an entity will record an unrecognized tax benefit for the difference between the position taken on the tax return and the amount recognized in the financial statements. The Company does not have any unrecognized tax benefits at December 31, 2012 or 2011 or during the years then ended. No unrecognized tax benefits are expected to arise within the next twelve months.

Advertising Costs

Advertising costs are expensed as incurred.

Earnings per Share

Basic earnings per share represents income available to common stockholders divided by the weighted average number of common shares outstanding during the period. Diluted earnings per share reflects additional common shares that would have been outstanding if dilutive potential common shares had been issued, as well as any adjustment to income that would result from the assumed issuance. Potential common shares that may be issued by the Company relate solely to outstanding stock options and are determined using the treasury stock method. Treasury shares are not deemed outstanding for earnings per share calculations.

Stock Option Plans

The Company recognizes the value of share-based payment transactions as compensation costs in the financial statements over the period that an employee provides service in exchange for the award. The fair value of the share-based payments is estimated using the Black-Scholes option-pricing model. The Company used the modified-prospective transition method to record compensation expense. Under the modified prospective method, companies are required to record compensation cost for new and modified awards over the related vesting period of such awards and record compensation cost prospectively for the unvested portion, at the date of adoption, of previously issued and outstanding awards over the remaining vesting period of such awards. No change to prior periods presented is permitted under the modified prospective method.

Cash Flow Information

For the purposes of reporting cash flows, cash and cash equivalents include cash on hand, amounts due from banks, interest-bearing deposits with banks and federal funds sold.

Off-Balance Sheet Financial Instruments

In the ordinary course of business, the Company has entered into off-balance sheet financial instruments consisting of commitments to extend credit, letters of credit and commitments to sell loans. Such financial instruments are recorded in the balance sheets when they become receivable or payable.

Trust Assets

Assets held by the Company in a fiduciary capacity for customers are not included in the financial statements since such items are not assets of the Company. Trust income is reported on the accrual method.

Treasury Stock

Common shares repurchased are recorded as treasury stock at cost.

Comprehensive Income

Accounting principles generally require that recognized revenue, expenses, gains and losses be included in net income. Although certain changes in assets and liabilities, such as unrealized gains and losses on available for sale securities, are reported as a separate component of the equity section of the balance sheet, such items, along with net income, are components of comprehensive income.

Segment Reporting

The Company acts as an independent community financial service provider and offers traditional banking related financial services to individual, business and government customers. Through its branch and automated teller machine network, the Company offers a full array of commercial and retail financial services, including the taking of time, savings and demand deposits; the making of commercial, consumer and mortgage loans; and the providing of safe deposit services. The Company also performs personal, corporate, pension and fiduciary services through its Trust Department.

Management does not separately allocate expenses, including the cost of funding loan demand, between the commercial, retail, mortgage banking and trust operations of the Company. As such, discrete information is not available and segment reporting would not be meaningful.

New Accounting Standards

                In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820):  Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.  The amendments in this Update result in common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs.  Consequently, the amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements.  The amendments in this Update are to be applied prospectively.  For public entities, the amendments are effective during interim and annual periods beginning after December 15, 2011. Early application by public entities is not permitted. The Company has provided the necessary disclosure in Note 14.

                In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220):  Presentation of Comprehensive Income.  The amendments in this Update improve the comparability, clarity, consistency, and transparency of financial reporting and increase the prominence of items reported in other comprehensive income.  To increase the prominence of items reported in other comprehensive income and to facilitate convergence of U.S. GAAP and IFRS, the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity was eliminated.  The amendments require that all non-owner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  In the two-statement approach, the first statement should present total net income and its components followed consecutively by a second statement that should present total other comprehensive income, the components of other comprehensive income, and the total of comprehensive income.  All entities that report items of comprehensive income, in any period presented, will be affected by the changes in this Update.  For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The amendments in this Update should be applied retrospectively, and early adoption is permitted.  The Company has provided the necessary disclosure in the Consolidated Statement of Comprehensive Income.

In December 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2011-10, Property, Plant, and Equipment (Topic 360): Derecognition of in Substance Real Estate-a Scope Clarification. The amendments in this Update affect entities that cease to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary's nonrecourse debt. Under the amendments in this Update, when a parent (reporting entity) ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary's nonrecourse debt, the reporting entity should apply the guidance in Subtopic 360-20 to determine whether it should derecognize the in substance real estate. Generally, a reporting entity would not satisfy the requirements to derecognize the in substance real estate before the legal transfer of the real estate to the lender and the extinguishment of the related nonrecourse indebtedness. That is, even if the reporting entity ceases to have a controlling financial interest under Subtopic 810-10 , the reporting entity would continue to include the real estate, debt, and the results of the subsidiary's operations in its consolidated financial statements until legal title to the real estate is transferred to legally satisfy the debt. The amendments in this Update should be applied on a prospective basis to deconsolidation events occurring after the effective date. Prior periods should not be adjusted even if the reporting entity has continuing involvement with previously derecognized in substance real estate entities. For public entities, the amendments in this Update are effective for fiscal years, and interim periods within those years, beginning on or after June 15, 2012. This ASU is not expected to have a significant impact on the Company's financial statements

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in this Update affect all entities that have financial instruments and derivative instruments that are either (1) offset in accordance with either Section 210-20-45 or Section 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement. The requirements amend the disclosure requirements on offsetting in Section 210-20-50 . This information will enable users of an entity's financial statements to evaluate the effect or potential effect of netting arrangements on an entity's financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments in the scope of this Update. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. This ASU is not expected to have a significant impact on the Company's financial statements.

In July, 2012, the FASB issued ASU 2012-02, Intangibles – Goodwill and Other (Topic 350) – Testing Indefinite-Lived Intangible Assets for Impairment. ASU 2012-02 give entities the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that an indefinite-lived intangible asset is impaired. If, after assessing the totality of events or circumstances, an entity determines it is more likely than not that an indefinite-lived intangible asset is impaired, then the entity must perform the quantitative impairment test. If, under the quantitative impairment test, the carrying amount of the intangible asset exceeds its fair value, an entity should recognize an impairment loss in the amount of that excess. Permitting an entity to assess qualitative factors when testing indefinite-lived intangible assets for impairment results in guidance that is similar to the goodwill impairment testing guidance in ASU 2011-08. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012 (early adoption permitted).   This ASU is not expected to have a significant impact on the Company's financial statements.

In October, 2012, the FASB issued ASU 2012-06, Business Combinations (Topic 805) - Subsequent Accounting for an Indemnification Asset Recognized at the Acquisition Date as a Result of a Government-Assisted Acquisition of a Financial Institution. ASU 2012-06 requires that when a reporting entity recognizes an indemnification asset (in accordance with Subtopic 805-20) as a result of a government assisted acquisition of a financial institution and subsequently a change in the cash flows expected to be collected on the indemnification asset occurs (as a result of a change in cash flows expected to be collected on the assets subject to indemnification), the reporting entity should subsequently account for the change in the measurement of the indemnification asset on the same basis as the change in the assets subject to indemnification. Any amortization of changes in value should be limited to the contractual term of the indemnification agreement (that is, the lesser of the term of the indemnification agreement and the remaining life of the indemnified assets). ASU 2012-06 is effective for fiscal years, and interim periods within those years, beginning on or after December 15, 2012. Early adoption is permitted. The amendments should be applied prospectively to any new indemnification assets acquired after the date of adoption and to indemnification assets existing as of the date of adoption arising from a government-assisted acquisition of a financial institution. This ASU is not expected to have a significant impact on the Company's financial statements.

In January 2013, the FASB issued ASU 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.   The amendments clarify that the scope of Update 2011-11 applies to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with Section 210-20-45 or Section 815-10-45 or subject to an enforceable master netting arrangement or similar agreement.  An entity is required to apply the amendments for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the required disclosures retrospectively for all comparative periods presented.  The effective date is the same as the effective date of Update 2011-11.  This ASU is not expected to have a significant impact on the Company's financial statements.

In February 2013, the FASB issued ASU 2013-02, Comprehensive Income (Topic 220):  Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.   The amendments in this Update require an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. generally accepted accounting principles (GAAP) to be reclassified in its entirety to net income.  For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts.  For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012. Early adoption is permitted.  The Company is currently evaluating the impact that these disclosures will have on its financial statements.

Securities	12 Months Ended
Dec. 31, 2012
Securities [Abstract]
Securities

NOTE 3 - SECURITIES

The amortized cost and fair value of securities were as follows:

	December 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
AVAILABLE FOR SALE:
U.S. Government agencies	$13,076	$36	$(20)	$13,092
States and political subdivisions	55,864	2,995	(73)	58,786
Corporate obligations	8,521	347	--	8,868
Mortgage-backed securities – government sponsored entities	63,397	1,041	(113)	64,325

Equity securities – financial services	292	27	--	319
	$141,150	$4,446	$(206)	$145,390
HELD TO MATURITY:
States and political subdivisions	$173	$4	$--	$177

	December 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
AVAILABLE FOR SALE:
U.S. Government agencies	$13,268	$130	$--	$13,398
States and political subdivisions	54,106	2,640	--	56,746
Corporate obligations	8,733	130	(54)	8,809
Mortgage-backed securities – government sponsored entities	68,886	2,081	(2)	70,965

Equity securities – financial services	157	109	(3)	263
	$145,150	$5,090	$(59)	$150,181
HELD TO MATURITY:
States and political subdivisions	$171	$6	$--	$177

The following tables show the Company's investments' gross unrealized losses and fair value aggregated by length of time that individual securities have been in a continuous unrealized loss position:

	December 31, 2012
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In Thousands)
U.S. Government agencies	$7,056	$(20)	$--	$--	$7,056	$(20)
States and political subdivisions	5,821	(73)	--	--	5,821	(73)
Mortgage-backed securities – government sponsored entities	17,199	(113)	--	--	17,199	(113)
	$30,076	$(206)	$--	$--	$30,076	$(206)

	December 31, 2011
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In Thousands)
Corporate obligations	$4,152	$(54)	$--	$--	$4,152	$(54)
Mortgage-backed securities – government sponsored entities	2,495	(2)	--	--	2,495	(2)
Equity securities – financial services	34	(2)	15	(1)	49	(3)
	$6,681	$(58)	$15	$(1)	$6,696	$(59)

The Company has 32 securities in the less than twelve month category and no securities in the twelve months or more category as of December 31, 2012. In management's opinion, the unrealized losses on debt securities reflect changes in interest rates subsequent to the acquisition of specific securities.  No other-than-temporary-impairment charges were recorded in 2012. Management believes that all other unrealized losses represent temporary impairment of the securities, and it is more likely than not that it will not have to sell the securities before recovery of their cost basis.

The amortized cost and fair value of securities as of December 31, 2012 by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without call or prepayment penalties.

	Available for Sale		Held to Maturity
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(In Thousands)
Due in one year or less	$5,661	$5,764	$—	$—
Due after one year through five years	13,012	13,308	173	177
Due after five years through ten years	26,289	27,238	—	—
Due after ten years	32,499	34,436	—	—
	77,461	80,746	173	177
Mortgage-backed securities – government sponsored entities	63,397	64,325	—	—
	$140,858	$145,071	$173	$177

Gross realized gains and gross realized losses on sales of securities available for sale were $1,419,000 and $0, respectively, in 2012, compared to $983,000 and $10,000, respectively, in 2011, and $450,000 and $2,000, respectively, in 2010. The proceeds from the sales of securities totaled $40,914,000, $32,146,000 and $23,944,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

Securities with a carrying value of $71,497,000 and $71,245,000 at December 31, 2012 and 2011, respectively, were pledged to secure public deposits, U.S. Treasury demand notes, securities sold under agreements to repurchase and for other purposes as required or permitted by law.

Loans Receivable and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2012
Loans Receivable and Allowance for Loan Losses [Abstract]
Loans Receivable and Allowance for Loan Losses

NOTE 4 - LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES

    Set forth below is selected data relating to the composition of the loan portfolio at December 31:

	Types of loans
	(dollars in thousands) December 31, 2012 December 31, 2011
Real Estate-Residential	$150,043	31.4%	$148,148	32.3%
Commercial	274,484	57.5	262,476	57.3
Construction	13,435	2.8	11,087	2.4
Commercial, financial and agricultural	25,113	5.3	22,684	5.0
Consumer loans to individuals	14,154	3.0	13,934	3.0
Total loans	477,229	100.0%	458,329	100.0%

Deferred fees	(519)		(422)
Total loans receivable	476,710		457,907
Allowance for loan losses	(5,502)		(5,458)
Net loans receivable	$471,208		$452,449

Purchased loans acquired in a business combination are recorded at fair value on their purchase date without a carryover of the related allowance for loan losses.

Upon acquisition, the Company evaluated whether each acquired loan (regardless of size) was within the scope of ASC 310-30, Receivables-Loans and Debt Securities Acquired with Deteriorated Credit Quality.  Purchased credit-impaired loans are loans that have evidence of credit deterioration since origination and it is probable at the date of acquisition that the Company will not collect all contractually required principal and interest payments.  There were no material increases or decreases in the expected cash flows of these loans between May 31, 2011 (the "acquisition date") and December 31, 2012.  The fair value of purchased credit-impaired loans, on the acquisition date, was determined, primarily based on the fair value of loan collateral. The carrying value of purchased loans acquired with deteriorated credit quality was $1.1 million at December 31, 2012.

On the acquisition date, the preliminary estimate of the unpaid principal balance for all loans evidencing credit impairment acquired in the North Penn acquisition was $1.9 million and the estimated fair value of the loans was $1.5 million. Total contractually required payments on these loans, including interest, at the acquisition date was $3.6 million. However, the Company's preliminary estimate of expected cash flows was $1.9 million. At such date, the Company established a credit risk related non-accretable discount (a discount representing amounts which are not expected to be collected from the customer nor liquidation of collateral) of $1.7 million relating to these impaired loans, reflected in the recorded net fair value. Such amount is reflected as a non-accretable fair value adjustment to loans. The Company further estimated the timing and amount of expected cash flows in excess of the estimated fair value and established an accretable discount of $329,000 on the acquisition date relating to these impaired loans.

The carrying value of the loans acquired and accounted for in accordance with ASC 310-30, Loans and Debt Securities Acquired with Deteriorated Credit Quality, was determined by projecting discounted contractual cash flows. The table below presents the components of the purchase accounting adjustments related to the purchased impaired loans acquired in the North Penn acquisition as of May 31, 2011:

(In thousands)

Unpaid principal balance	$1,936
Interest	1,669
Contractual cash flows	3,605
Non-accretable discount	(1,724)
Expected cash flows	1,881
Accretable discount	(329)
Estimated fair value	$1,552

Changes in the accretable yield for purchased credit-impaired loans were as follows for the twelve months ended December 31:

(In thousands)

	2012	2011
Balance at beginning of period	$171	$329
Accretion	(95)	(67)
Reclassification and other	--	(91)
Balance at end of period	$76	$171

The following table presents additional information regarding loans acquired and accounted for in accordance with ASC 310-30 (in thousands):

	December 31, 2012	December 31, 2011

Outstanding Balance	$1,145	$1,412
Carrying Amount	$1,069	$1,241

There has been no allowance for loan losses recorded for acquired loans with or without specific evidence of deterioration in credit quality as of May 31, 2011 as well as those acquired without specific evidence of deterioration in credit quality as of December 31, 2012. In addition, there has been no allowance for loan losses reversed.

The Company maintains a loan review system, which allows for a periodic review of our loan portfolio and the early identification of potential impaired loans. Said system takes into consideration, among other things, delinquency status, size of loans, type and market value of collateral and financial condition of the borrowers. Specific loan loss allowances are established for identified losses based on a review of such information. A loan evaluated for impairment is considered to be impaired when, based on current information and events, it is probable that we will be unable to collect all amounts due according to the contractual terms of the loan agreement. All loans identified as impaired are evaluated independently. The Company does not aggregate such loans for evaluation purposes. Impairment is measured on a loan-by-loan basis for commercial and construction loans by the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's obtainable market price, or the fair value of the collateral if the loan is collateral-dependent.

Large groups of smaller balance homogeneous loans are collectively evaluated for impairment. Accordingly, the Company does not separately identify individual consumer and residential mortgage loans for impairment disclosures, unless such loans are part of a larger relationship that is impaired, or are classified as a troubled debt restructuring.

A loan is considered to be a troubled debt restructuring ("TDR") loan when the Company grants a concession to the borrower because of the borrower's financial condition that it would not otherwise consider. Such concessions include the reduction of interest rates, forgiveness of principal or interest, or other modifications of interest rates that are less than the current market rate for new obligations with similar risk.

The following table shows the amount of loans in each category that were individually and collectively evaluated for impairment at the dates indicated:

	Real Estate Loans
	Residential	Commercial	Construction	Commercial Loans	Consumer Loans	Total
December 31, 2012			(In thousands)
Individually evaluated for impairment	$-	$10,246	$-	$310	$-	$10,556
Loans acquired with deteriorated credit quality	270	799		-		1,069
Collectively evaluated for impairment	149,773	263,439	13,435	24,803	14,154	465,604
Total Loans	$150,043	$274,484	$13,435	$25,113	$14,154	$477,229
	Real Estate Loans
	Residential	Commercial	Construction	Commercial Loans	Consumer Loans	Total
December 31, 2011			(In thousands)
Individually evaluated for impairment	$-	$11,786	$-	$598	$-	$12,384
Loans acquired with deteriorated credit quality	343	903		-		1,246
Collectively evaluated for impairment	147,805	249,787	11,087	22,086	13,934	444,699
Total Loans	$148,148	$262,476	$11,087	$22,684	$13,934	$458,329

The following table includes the recorded investment and unpaid principal balances for impaired loans with the associated allowance amount, if applicable.

	Recorded Investment	Unpaid Principal Balance	Associated Allowance
December 31, 2012 With no related allowance recorded:			(In thousands)
Real Estate Loans
Residential	$270	$286	$-
Commercial	10,494	10,554	-
Commercial Loans	310	310	-
Subtotal	11,074	11,150	-
With an allowance recorded:
Real Estate Loans
Commercial	551	551	9
Subtotal	551	551	9
Total:
Real Estate Loans
Residential	270	286	-
Commercial	11,045	11,105	9
Commercial Loans	310	310	-
Total Impaired Loans	$11,625	$11,701	$9

	Recorded Investment	Unpaid Principal Balance	Associated Allowance
December 31, 2011 With no related allowance recorded:		(In thousands)
Real Estate Loans
Residential	$343	$385	$-
Commercial	5,866	5,994	-
Commercial Loans	598	598	-
Subtotal	6,807	6,978	-
With an allowance recorded:
Real Estate Loans
Commercial	6,823	6,823	1,231
Subtotal	6,823	6,823	1,231
Total:
Real Estate Loans
Residential	343	385	-
Commercial	12,689	12,818	1,231
Commercial Loans	598	598	-
Total Impaired Loans	$13,630	$13,801	$1,231

The following information for impaired loans is presented for the year ended December 31, 2012 and 2011:

	Average Recorded Investment			Interest Income Recognized
	2012	2011		2012	2011
			(In thousands)
Total:
Real Estate loans
Residential	$281	$245		$5	$7
Commercial	12,108	15,042		226	544
Commercial Loans	340	496		2	10
Total Loans	$12,729	$15,783		$233	$561

Troubled debt restructured loans are those loans whose terms have been renegotiated to provide a reduction or deferral of principal or interest as a result of financial difficulties experienced by the borrower, who could not obtain comparable terms from alternate financing sources. As of December 31, 2012, troubled debt restructured loans totaled $5.6 million and resulted in specific reserves of $9,000. During 2012, there were no new loans identified as troubled debt restructurings, nor were there any loan modifications classified as troubled debt restructurings that subsequently defaulted. As of December 31, 2011, troubled debt restructured loans totaled $7.2 million and resulted in specific reserves of $1.2 million. During 2011, there were no new loans identified as troubled debt restructurings, nor were there any loan modifications classified as troubled debt restructurings that subsequently defaulted.

Management uses an eight point internal risk rating system to monitor the credit quality of the overall loan portfolio. The first four categories are considered not criticized, and are aggregated as "Pass" rated. The criticized rating categories utilized by management generally follow bank regulatory definitions. The Special Mention category includes assets that are currently protected but are potentially weak, resulting in an undue and unwarranted credit risk, but not to the point of justifying a Substandard classification. Loans in the Substandard category have well-defined weaknesses that jeopardize the liquidation of the debt, and have a distinct possibility that some loss will be sustained if the weaknesses are not corrected. All loans greater than 90 days past due are considered Substandard. Any portion of a loan that has been charged off is placed in the Loss category.

To help ensure that risk ratings are accurate and reflect the present and future capacity of borrowers to repay a loan as agreed, the Company has a structured loan rating process with several layers of internal and external oversight. Generally, consumer and residential mortgage loans are included in the Pass categories unless a specific action, such as non performance, repossession, or death occurs to raise awareness of a possible credit event. The Company's Loan Review Department is responsible for the timely and accurate risk rating of the loans on an ongoing basis. Every credit which must be approved by Loan Committee or the Board of Directors is assigned a risk rating at time of consideration. Loan Review also annually reviews relationships of $500,000 and over to assign or re-affirm risk ratings. Loans in the Substandard categories that are collectively evaluated for impairment are given separate consideration in the determination of the allowance.

The following table presents the classes of the loan portfolio summarized by the aggregate Pass and the criticized categories of Special Mention, Substandard, Doubtful and Loss within the internal risk rating system as of December 31, 2012 and December 31, 2011 (in thousands):

	Pass	Special Mention	Substandard	Doubtful	Loss	Total
December 31, 2012
Commercial real estate loans	$251,484	$11,245	$11,755	$-	$-	$274,484
Commercial loans	24,427	318	368	-	-	25,113
Total	$275,911	$11,563	$12,123	$-	$-	$299,597

	Pass	Special Mention	Substandard	Doubtful	Loss	Total
December 31, 2011
Commercial real estate loans	$237,407	$11,009	$14,060	$-	$-	$262,476
Commercial loans	21,598	427	659	-	-	22,684
Total	$259,005	$11,436	$14,719	$-	$-	$285,160

For residential real estate loans, construction loans and consumer loans, the Company evaluates credit quality based on the performance of the individual credits. The following table presents the recorded investment in the loan classes based on payment activity as of December 31, 2012 and December 31, 2011 (in thousands):

December 31, 2012	Performing	Nonperforming	Total
Residential real estate loans	$147,197	$2,846	$150,043
Construction	13,435	-	13,435
Consumer loans	14,154	-	14,154
Total	$174,786	$2,846	$177,632

December 31, 2011	Performing	Nonperforming	Total
Residential real estate loans	$145,061	$3,087	$148,148
Construction	11,087	-	11,087
Consumer loans	13,934	-	13,934
Total	$170,082	$3,087	$173,169

Management further monitors the performance and credit quality of the loan portfolio by analyzing the age of the portfolio as determined by the length of time a recorded payment is past due. The following table presents the classes of the loan portfolio summarized by the aging categories of performing loans and nonaccrual loans as of December 31, 2012 and December 31, 2011 (in thousands):

	Current	31-60 Days Past Due	61-90 Days Past Due	Greater than 90 Days Past Due and still accruing	Non-Accrual	Total Past Due and Non-Accrual	Total Loans
December 31, 2012
Real Estate loans
Residential	$146,847	$94	$256	$-	$2,846	$3,196	$150,043
Commercial	261,527	2,333	598	-	10,026	12,957	274,484
Construction	13,363	72	-	-	-	72	13,435
Commercial loans	24,785	-	-	-	328	328	25,113
Consumer loans	14,029	114	11	-	-	125	14,154
Total	$460,551	$2,613	$865	$-	$13,200	$16,678	$477,229

	Current	31-60 Days Past Due	61-90 Days Past Due	Greater than 90 Days Past Due and still accruing	Non-Accrual	Total Past Due and Non-Accrual	Total Loans
December 31, 2011
Real Estate loans
Residential	$143,550	$160	$1,351	$-	$3,087	$4,598	$148,148
Commercial	255,613	1,015	1,524	-	4,324	6,863	262,476
Construction	10,532	-	555	-	-	555	11,087
Commercial loans	22,086	194	-	-	404	598	22,684
Consumer loans	13,835	89	10	-	-	99	13,934
Total	$445,616	$1,458	$3,440	$-	$7,815	$12,713	$458,329

The following table presents changes in the allowance for loan losses:

	Year ended December 31,
	(dollars in thousands)
	2012	2011	2010

Allowance balance at beginning of period	$5,458	$5,616	$5,453
Charge-offs:
Commercial and all other	(24)	(2)	(85)
Real Estate	(2,354)	(1,735)	(699)
Consumer	(59)	(109)	(82)
Total	(2,437)	(1,846)	(866)
Recoveries:
Commercial and all other	-	5	—
Real Estate	7	51	2
Consumer	24	57	27
Total	31	113	29
Provision expense	2,450	1,575	1,000
Allowance balance at end of period	$5,502	$5,458	$5,616

The following table presents the allowance for loan losses by the classes of the loan portfolio:

(In thousands)	Residential Real Estate	Commercial Real Estate	Construction	Commercial	Consumer	Total
Beginning balance, December 31, 2011	$1,257	$3,838	$72	$147	$144	$5,458
Charge Offs	(541)	(1,632)	(181)	(24)	(59)	(2,437)
Recoveries	7	-	-	-	24	31
Provision Expense	1,074	977	228	100	71	2,450
Ending balance, December 31, 2012	$1,797	$3,183	$119	$223	$180	$5,502
Ending balance individually evaluated for impairment	$-	$9	-	-	-	$9
Ending balance collectively evaluated for impairment	$1,797	$3,174	$119	$223	$180	$5,493

(In thousands)	Residential Real Estate	Commercial Real Estate	Construction	Commercial	Consumer	Total
Beginning balance, December 31, 2010	$1,167	$3,976	$110	$171	$192	$5,616
Charge Offs	(482)	(1,253)	-	(2)	(109)	(1,846)
Recoveries	44	7	-	5	57	113
Provision Expense	528	1,108	(38)	(27)	4	1,575
Ending balance, December 31, 2011	$1,257	$3,838	$72	$147	$144	$5,458
Ending balance individually evaluated for impairment	$-	$1,231	-	-	-	$1,231
Ending balance collectively evaluated for impairment	$1,257	$2,607	$72	$147	$144	$4,227

The recorded investment in impaired loans, not requiring an allowance for loan losses was $11,074,000 (net of charge-offs against the allowance for loan losses of $1,500,000) and $6,807,000 (net of charge-offs against the allowance for loan losses of $698,000) at December 31, 2012 and 2011, respectively. The recorded investment in impaired loans requiring an allowance for loan losses was $551,000 (net of a charge-off against the allowance for loan losses of $710,000) and $6,823,000 (net of a charge-off against the allowance for loan losses of $0) at December 31, 2012 and 2011, respectively. The specific reserve related to impaired loans was $9,000 for 2012 and $1,231,000 for 2011. For the years ended December 31, 2012, and 2011, the average recorded investment in these impaired loans was $12,729,000 and $15,783,000 and the interest income recognized on these impaired loans was $233,000 and $561,000, respectively.

Loans on which the accrual of interest has been discontinued amounted to $13,200,000 and $7,815,000 at December 31, 2012 and 2011, respectively. There were no loans past due 90 days or more and still accruing interest as of December 31, 2012 and 2011. Interest income that would have been recorded on loans accounted for on a non-accrual basis under the original terms of the loans was $666,000, $535,000 and $339,000 for 2012, 2011 and 2010, respectively.

The Company's primary business activity is with customers located in northeastern Pennsylvania. Accordingly, the Company has extended credit primarily to commercial entities and individuals in this area whose ability to honor their contracts is influenced by the region's economy. The Company does not have any significant concentrations to any one customer.

As of December 31, 2012 and 2011, the Company considered its concentration of credit risk to be acceptable. The three highest concentrations are in the hospitality lodging industry, property owners associations and food service industry, with loans outstanding of $40.7 million, or 44.6% of bank capital, to the hospitality lodging industry, $10.7 million, or 11.7% of bank capital to property owners associations, and $10.6 million, or 11.6% of bank capital to the food service industry. There were no charge-offs in 2012 on loans within these concentrations.

Gross realized gains and gross realized losses on sales of residential mortgage loans were $270,000 and $0, respectively, in 2012 compared to $241,000 and $21,000, respectively, in 2011 and $247,000 and $13,000, respectively, in 2010. The proceeds from the sales of residential mortgage loans totaled $7.2 million, $8.9 million and $12.8 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Premises and Equipment	12 Months Ended
Dec. 31, 2012
Premises and Equipment [Abstract]
PREMISES AND EQUIPMENT

NOTE 5 - PREMISES AND EQUIPMENT

Components of premises and equipment at December 31 are as follows:

	2012	2011
	(In Thousands)
Land and improvements	$2,238	$2,228
Buildings and improvements	9,494	9,244
Furniture and equipment	3,998	3,801
	15,730	15,273
Accumulated depreciation	(8,404)	(7,794)

	$7,326	$7,479

Depreciation expense totaled $570,000, $531,000 and $459,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

Certain facilities are leased under various operating leases. Rental expense for these leases was $327,000, $299,000 and $254,000, respectively for the years ended December 31, 2012, 2011 and 2010. Future minimum rental commitments under noncancellable leases as of December 31, 2012 were as follows (in thousands):

2013	$ 321
2014	312
2015	309
2016	239
2017	189
Thereafter	1,868
$3,238

Deposits	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
DEPOSITS

NOTE 6 - DEPOSITS

Aggregate time deposits in denominations of $100,000 or more were $71,311,000 and $80,554,000 at December 31, 2012 and 2011, respectively.

At December 31, 2012, the scheduled maturities of time deposits are as follows (in thousands):

2013	$103,601
2014	53,474
2015	25,230
2016	15,254
2017	13,701
$211,260

Borrowings	12 Months Ended
Dec. 31, 2012
Borrowings [Abstract]
BORROWINGS

NOTE 7 - BORROWINGS

Short-term borrowings at December 31 consist of the following:

	2012	2011
	( In Thousands)
Securities sold under agreements to repurchase	$28,697	$21,794

The outstanding balances and related information of short-term borrowings are summarized as follows:

	Years Ended December 31,
	2012	2011
	(Dollars In Thousands)
Average balance during the year	$23,679	$28,521
Average interest rate during the year	.22%	.32%
Maximum month-end balance during the year	$32,386	$32,637
Weighted average interest rate at the end of the year	.20%	.25%

Securities sold under agreements to repurchase generally mature within one day to one year from the transaction date. Securities with an amortized cost and fair value of $29,219,000 and $29,680,000 at December 31, 2012 and $25,505,000 and $26,003,000 at December 31, 2011 were pledged as collateral for these agreements. The securities underlying the agreements were under the Company's control.

The Company has a line of credit commitment available from the FHLB of Pittsburgh for borrowings of up to $20,000,000 which expires in December 2016. There were no borrowings under this line at December 31, 2012 and 2011. The Company has a line of credit commitment available from Atlantic Central Bankers Bank for $7,000,000 which expires on June 30, 2013. There were no borrowings under this line of credit at December 31, 2012 and 2011. The Company has a line of credit commitment available from PNC Bank for $16,000,000 at December 31, 2012. There were no borrowings under this line of credit at December 31, 2012 and December 31, 2011.

Other borrowings consisted of the following at December 31, 2012 and 2011:

	2012	2011
	(In Thousands)

Notes with the FHLB:
Convertible note due October 2012 at 4.37%	$-	$5,000
Convertible note due May 2013 at 3.015%	5,000	5,000
Fixed rate note due July 2015 at 4.34%	7,487	7,670
Convertible note due January 2017 at 4.71%	10,000	10,000
	$22,487	$27,670

The convertible notes contain an option which allows the FHLB, at quarterly intervals, to change the note to an adjustable-rate advance at three-month LIBOR plus 17 to 22 basis points. If the notes are converted, the option allows the Bank to put the funds back to the FHLB at no charge.

Contractual maturities of other borrowings at December 31, 2012 are as follows (in thousands):

2013	$5,000
2015	7,487
2017	10,000
$22,487

The Bank's maximum borrowing capacity with the FHLB was $254,566,000 of which $22,487,000 was outstanding at December 31, 2012. Advances from the FHLB are secured by qualifying assets of the Bank.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans [Abstract]
EMPLOYEE BENEFIT PLANS

NOTE 8 - EMPLOYEE BENEFIT PLANS

The Company has a defined contributory profit-sharing plan which includes provisions of a 401(k) plan. The plan permits employees to make pre-tax contributions up to 15% of the employee's compensation. The amount of contributions to the plan, including matching contributions, is at the discretion of the Board of Directors. All employees over the age of 21 are eligible to participate in the plan after one year of employment. Employee contributions are vested at all times, and any Company contributions are fully vested after five years. The Company's contributions are expensed as the cost is incurred, funded currently, and amounted to $424,000, $398,000 and $342,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

The Company has a non-qualified supplemental executive retirement plan for the benefit of certain executive officers. At December 31, 2012 and 2011, other liabilities include $1,470,000 and $1,472,000 accrued under the Plan. Compensation expense includes approximately $120,000, $116,000 and $115,000 relating to the supplemental executive retirement plan for 2012, 2011 and 2010, respectively. To fund the benefits under this plan, the Company is the owner of single premium life insurance policies on participants in the non-qualified retirement plan. At December 31, 2012 and 2011, the cash value of these policies was $15,357,000 and $11,887,000, respectively.

            The Company provides post retirement benefits in the form of split-dollar life arrangements to employees who meet the eligibility requirements.

            The net periodic post retirement benefit expense included in salaries and employee benefits was $43,000 and $44,000 for the years ended December 31, 2012 and 2011, respectively.

            The Company participates in the Pentegra Mulitemployer Defined Benefit Pension Plan as a result of its acquisition of North Penn.  As of December 31, 2012, the Company's Plan was 105% funded, and total contributions made are not more than 5% of the total contributions to the Plan.  The Company's expense related to the Plan was $14,000 in 2012 and $6,000 in 2011.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
INCOME TAXES

NOTE 9 - INCOME TAXES

The components of the provision for federal income taxes are as follows:

	Years Ended December 31,
	2012	2011	2010
	(In Thousands)
Current	$2,612	$2,683	$2,867

Deferred	424	(104)	(205)
	$3,036	$2,579	$2,662

Deferred income taxes reflect temporary differences in the recognition of revenue and expenses for tax reporting and financial statement purposes, principally because certain items, such as, the allowance for loan losses and loan fees are recognized in different periods for financial reporting and tax return purposes. A valuation allowance has not been established for deferred tax assets. Realization of the deferred tax assets is dependent on generating sufficient taxable income. Although realization is not assured, management believes it is more likely than not that all of the deferred tax asset will be realized. Deferred tax assets are recorded in other assets.

Income tax expense of the Company is less than the amounts computed by applying statutory federal income tax rates to income before income taxes because of the following:

	Percentage of Income before Income Taxes
	Years Ended December 31,
	2012	2011	2010
Tax at statutory rates	34.0%	34.0%	34.0%
Tax exempt interest income, net of interest expense disallowance	(6.9)	(7.5)	(6.2)
Incentive stock options	0.3	0.5	0.5
Earnings on life insurance	(1.2)	(1.2)	(1.1)
Other	0.3	0.2)	(0.5)

	26.5%	26.0%	26.7%

The income tax provision includes $482,000, 331,000 and $152,000 of income taxes relating to realized securities gains for the years ended December 31, 2012, 2011 and 2010, respectively.

The net deferred tax asset included in other assets in the accompanying balance sheets includes the following amounts of deferred tax assets and liabilities:

	2012	2011
	(In Thousands)
Deferred tax assets:
Allowance for loan losses	$1,871	$1,787
Deferred compensation	500	501
Purchase price adjustment	1,458	1,581
Other	292	277
Foreclosed real estate valuation allowance	48	183
Net operating loss carry forward	-	263
Total Deferred Tax Assets	4,169	4,592

Deferred tax liabilities:
Premises and equipment	334	282
Deferred loan fees	213	264
Net unrealized gains on securities	1,443	1,716

Total Deferred Tax Liabilities	1,990	2,262

Net Deferred Tax Asset	$2,179	$2,330

The Company recorded a deferred tax asset in the amount of $263,000 in 2011 related to a net operating loss carry forward resulting from its acquisition of North Penn Bancorp, Inc. The carry forward will expire in 2030 but it is expected that the Company will realize the tax benefit before expiration based on the Company's earning potential. The Company's federal and state income tax returns for taxable years through 2008 have been closed for purposes of examination by the Internal Revenue Service and the Pennsylvania Department of Revenue.

Regulatory Matters and Stockholders' Equity	12 Months Ended
Dec. 31, 2012
Regulatory Matters and Stockholders' Equity [Abstract]
REGULATORY MATTERS AND STOCKHOLDERS' EQUITY

NOTE 10 - REGULATORY MATTERS AND STOCKHOLDERS' EQUITY

The Company and Bank are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company's financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company must meet specific capital guidelines that involve quantitative measures of the Company's assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The Company's capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk-weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Company and the Bank to maintain minimum amounts and ratios (set forth in the table below) of total and Tier 1 capital (as defined in the regulations) to risk-weighted assets, and of Tier 1 capital to average assets. Management believes, as of December 31, 2012 and 2011, that the Company and the Bank meet all capital adequacy requirements to which they are subject.

As of December 31, 2012, the most recent notification from the regulators has categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. There are no conditions or events since that notification that management believes have changed the Bank's category

The Bank's actual capital amounts and ratios are presented in the table:

	Actual		For Capital Adequacy Purposes		To be Well Capitalized under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)

As of December 31, 2012:
Total capital (to risk-weighted assets)	$80,747	16.74%	$≥38,596	≥8.00%	$≥48,245	≥10.00%
Tier 1 capital (to risk-weighted assets)	75,245	15.60	≥19,298	≥4.00	≥28,947	≥6.00
Tier 1 capital (to average assets)	75,245	11.20	≥26,862	≥4.00	≥33,577	≥5.00

As of December 31, 2011:
Total capital (to risk-weighted assets)	$75,846	16.13%	$≥37,611	≥8.00%	$≥47,014	≥10.00%
Tier 1 capital (to risk-weighted assets)	70,381	14.97	≥18,806	≥4.00	≥28,208	≥6.00
Tier 1 capital (to average assets)	70,381	10.74	≥26,215	≥4.00	≥32,769	≥5.00

The Company's ratios do not differ significantly from the Bank's ratios presented above.

The Bank is required to maintain average cash reserve balances in vault cash or with the Federal Reserve Bank. The amount of these restricted cash reserve balances at December 31, 2012 and 2011 was approximately $430,000 and $372,000, respectively.

Under Pennsylvania banking law, the Bank is subject to certain restrictions on the amount of dividends that it may declare without prior regulatory approval. At December 31, 2012, $54,500,000 of retained earnings were available for dividends without prior regulatory approval, subject to the regulatory capital requirements discussed above. Under Federal Reserve regulations, the Bank is limited as to the amount it may lend affiliates, including the Company, unless such loans are collateralized by specific obligations.

Stock Option Plans	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation [Abstract]
Stock-Based Compensation

NOTE 11 - STOCK OPTION PLANS

The Company's shareholders approved the Norwood Financial Corp 2006 Stock Option Plan at the Annual Meeting on April 26, 2006. An aggregate of 250,000 shares of authorized but unissued Common Stock of the Company were reserved for future issuance under the Plan. This includes up to 40,000 shares for awards to outside directors. Under this plan, the Company granted 27,500 options, which included 4,500 options granted to outside directors in 2012, 29,000 options, which included 4,500 options granted to outside directors in 2011, and 28,000 options, which included 4,000 options granted to outside directors in 2010.

Total unrecognized compensation cost related to nonvested options under the Plan was $154,000 as of December 31, 2012, $130,000 as of December 31, 2011 and $165,000 as of December 31, 2010. Salaries and employee benefits expense includes $130,000, $170,000 and $163,000 of compensation costs related to options for the years ended December 31, 2012, 2011 and 2010, respectively. Net income was reduced by $123,000, $163,000 and $153,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

A summary of the Company's stock option activity and related information for the years ended December 31 follows:

	2012			2011			2010
	Options	Weighted Average Exercise Price	Average Intrinsic Value	Options	Weighted Average Exercise Price	Average Intrinsic Value	Options	Weighted Average Exercise Price	Average Intrinsic Price
Outstanding,
beginning of year	209,914	$28.43		189,639	$28.52		170,915	$28.07
Granted	27,500	29.75		29,000	27.43		28,000	27.74
Exercised	(18,577)	24.41		(2,575)	19.69		(9,276)	17.68
Forfeited	(12,711)	29.57		(6,150)	30.25		—	—

Outstanding,
end of year	206,126	$28.90	$256,499	209,914	$28.43	$113,352	189,639	$28.52	$146,361

Exercisable,
end of year	178,626	$28.76	$256,499	180,914	28.59	112,152	161,639	28.66	145,471

Exercise prices for options outstanding as of December 31, 2012 ranged from $23.95 to $31.50 per share. The weighted average remaining contractual life is 6.1 years.

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing with the following weighted average assumptions:

	Years Ended December 31,
	2012	2011	2010
Dividend yield	3.27%	3.30%	3.04%
Expected life	10 years	7 years	7 years
Expected volatility	25.37%	25.35%	27.18%
Risk-free interest rate	1.76%	1.39%	2.72%
Weighted average fair value of options granted	$5.61	$4.70	$6.12

The expected volatility is based on historical volatility. The risk-free interest rates for periods within the contractual life of the awards are based on the U.S. Treasury yield curve in effect at the time of the grant. The expected life is based on historical exercise experience. The dividend yield assumption is based on the Company's history and expectation of dividend payouts.

Proceeds from stock option exercises totaled $455,000 in 2012. Shares issued in connection with stock options exercises are issued from available treasury shares. If no treasury shares are available, new shares are issued from available authorized shares. During 2012, all the shares issued in connection with stock option exercises, 18,577 shares in total, were issued from available treasury shares.

As of December 31, 2012, outstanding stock options consist of the following:

	Options Outstanding	Average Exercise Price	Remaining Life, Years	Options Exercisable	Average Exercise Price
	13,426	$23.95	1.0	13,426	$23.95
	14,700	30.00	2.0	14,700	30.00
	21,000	30.38	3.3	21,000	30.38
	19,500	31.50	4.0	19,500	31.50
	19,500	31.25	5.0	19,500	31.25
	19,000	27.50	6.0	19,000	27.50
	1,000	28.90	6.3	1,000	28.90
	18,500	28.59	7.0	18,500	28.59
	1,000	26.88	7.2	1,000	26.88
	22,500	27.77	8.0	22,500	27.77
	1,000	26.27	8.5	1,000	26.27
	27,500	27.47	9.0	27,500	27.47
	27,500	29.75	10.0	---	---
Total	206,126	$28.90	6.1	178,626	$28.76

Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share

NOTE 12 - EARNINGS PER SHARE

The following table sets forth the computations of basic and diluted earnings per share:

	Years Ended December 31,
	2012	2011	2010
	(In Thousands, Except Per Share Data

Numerator, net income	$8,403	$7,356	$7,313

Denominator:
Denominator for basic earnings per share, weighted
average shares	3,280	3,073	2,762
Effect of dilutive securities, employee stock options	5	3	4

Denominator for diluted earnings per share, adjusted weighted average
shares and assumed conversions	3,285	3,076	2,766

Basic earnings per common share	$2.56	$2.39	$2.65

Diluted earnings per common share	$2.56	$2.39	$2.64

Stock options which had no intrinsic value because their effect would be anti-dilutive and therefore would not be included in the diluted EPScalculation were 102,200, 157,000, and 140,150 for the years ended December 31, 2012, 2011 and 2010, respectively.

Off-Balance Sheet Financial Instruments and Guarantees	12 Months Ended
Dec. 31, 2012
Off-Balance Sheet Financial Instruments and Guarantees [Abstract]
Off-Balance Sheet Financial Instruments and Guarantees

NOTE 13 - OFF-BALANCE SHEET FINANCIAL INSTRUMENTS

The Bank is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit and letters of credit. Those instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the balance sheets.

The Bank's exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit and letters of credit is represented by the contractual amount of those instruments. The Bank uses the same credit policies in making commitments and conditional obligations as it does for on-balance sheet instruments.

A summary of the Bank's financial instrument commitments is as follows:

	December 31,
	2012	2011
	(In Thousands)
Commitments to grant loans	$17,582	$43,081
Unfunded commitments under lines of credit	42,735	29,255
Standby letters of credit	6,128	11,892
	$66,445	$84,228

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since some of the commitments are expected to expire without being drawn upon, the total commitment amount does not necessarily represent future cash requirements. The Bank evaluates each customer's credit worthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the Bank upon extension of credit, is based on management's credit evaluation of the customer and generally consists of real estate.

Standby letters of credit are conditional commitments issued by the Bank to guarantee the performance of a customer to a third party. The majority of these standby letters of credit expire within the next twelve months. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending other loan commitments. The Bank requires collateral supporting these letters of credit when deemed necessary. Management believes that the proceeds obtained through a liquidation of such collateral would be sufficient to cover the maximum potential amount of future payments required under the corresponding guarantees.

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
Fair Value Measurements

NOTE 14 – FAIR VALUES OF FINANCIAL INSTRUMENTS

Management uses its best judgment in estimating the fair value of the Company's financial instruments; however, there are inherent weaknesses in any estimation technique. Therefore, for substantially all financial instruments, the fair value estimates herein are not necessarily indicative of the amounts the Company could have realized in a sale transaction on the dates indicated. The estimated fair value amounts have been measured as of their respective year ends and have not been re-evaluated or updated for purposes of these consolidated financial statements subsequent to those respective dates. As such, the estimated fair values of these financial instruments subsequent to the respective reporting dates may be different than the amounts reported at each year end.

The fair value hierarchy prioritizes the inputs to valuation methods used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1:	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2:	Quoted prices in markets that are not active, or inputs that are observable either directly or indirectly, for substantially the full term of the asset or liability.

Level 3:	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and are unobservable (i.e. supported with little or no market activity).

An asset's or liability's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

For financial assets measured at fair value on a recurring basis, the fair value measurements by level within the fair value hierarchy used at December 31, 2012 and 2011 are as follows:

	Fair Value Measurement Reporting Date using
Description	Total	(Level 1) Quoted Prices in Active Markets For Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Underlying Inputs
December 31, 2012
Available for Sale:
U.S. Government agencies	$13,092	$—	$13,092	$—
States and political subdivisions	58,786	—	58,786	—
Corporate obligations	8,868	—	8,868	—
Mortgage-backed securities – government sponsored entities	64,325	—	64,325	—
Equity securities – financial services	319	319	—	—
Total available for sale	$145,390	$319	$145,071	$—

December 31, 2011
Available for Sale:
U.S. Government agencies	$13,398	$—	$13,398	$—
States and political subdivisions	56,746	—	56,746	—
Corporate obligations	8,809	—	8,809	—
Mortgage-backed securities – government sponsored entities	70,965	—	70,965	—
Equity securities – financial services	263	263	—	—
Total available for sale	$150,181	$263	$149,918	$—

For financial assets measured at fair value on a nonrecurring basis, the fair value measurements by level within the fair value hierarchy used at December 31, 2012 and 2011 are as follows:

	Fair Value Measurement Reporting Date using
Description	Total	(Level 1) Quoted Prices in Active Markets For Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Underlying Inputs
December 31, 2012
Impaired Loans	$11,616	$—	$—	$11,616
Foreclosed real estate	852	—	—	852

December 31, 2011
Impaired Loans	$12,399	$—	$—	$12,399
Foreclosed real estate	2,910	—	—	2,910

The following table presents additional quantitative information about assets measured at fair value on a nonrecurring basis and for which Norwood has utilized Level 3 inputs to determine fair value:

	Quantitative Information about Level 3 Fair Value Measurements
(In thousands)	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range(Weighted Average)
December 31, 2012
Impaired loans	$11,616	Appraisal of collateral(1)	Appraisal adjustments(2)	10-30% (24.10%)
Foreclosed real estate owned	$ 852	Appraisal of collateral(1)(3)	Liquidation expenses(2)	20%

(1) Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various level 3 inputs which are not identifiable, less any associated allowance.

(2) Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses. The range and weighted average of liquidation expenses and other appraisal adjustments are presented as a percent of the appraisal.

(3) Includes qualitative adjustments by management and estimated liquidation expenses.

The following information should not be interpreted as an estimate of the fair value of the entire Company since a fair value calculation is only provided for a limited portion of the Company's assets and liabilities. Due to a wide range of valuation techniques and the degree of subjectivity used in making the estimates, comparisons between the Company's disclosures and those of other companies may not be meaningful.

The following methods and assumptions were used to estimate the fair values of the Company's financial instruments at December 31, 2012 and 2011.

Cash and cash equivalents (carried at cost):

The carrying amounts reported in the consolidated balance sheet for cash and short-term instruments approximate those assets' fair values.

Securities:

The fair value of securities available for sale (carried at fair value) and held to maturity (carried at amortized cost) are determined by obtaining quoted market prices on nationally recognized securities exchanges (Level 1), or matrix pricing (Level 2), which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted market prices for the specific securities but rather by relying on the securities' relationship to other benchmark quoted prices. For certain securities which are not traded in active markets or are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments are generally based on available market evidence (Level 3). In the absence of such evidence, management's best estimate is used. Management's best estimate consists of both internal and external support on certain Level 3 investments. Internal cash flow models using a present value formula that includes assumptions market participants would use along with indicative exit pricing obtained from broker/dealers (where available) are used to support fair values of certain Level 3 investments, if applicable.

Loans receivable (carried at cost):

The fair values of loans are estimated using discounted cash flow analyses, using market rates at the balance sheet date that reflect the credit and interest rate-risk inherent in the loans. Projected future cash flows are calculated based upon contractual maturity or call dates, projected repayments and prepayments of principal. Generally, for variable rate loans that reprice frequently and with no significant change in credit risk, fair values are based on carrying values.

Impaired loans (generally carried at fair value):

            The Company measures impairment generally based on the fair value of the loan's collateral.  Fair value is generally determined based upon independent third-party appraisals of the properties, or discounted cash flows based upon the lowest level of input that is significant to the fair value measurements.

            As of December 31, 2012, the fair value investment in impaired loans totaled $11,616,000 which included one loan for $551,000 for which a valuation allowance had been provided based on the estimated value of the collateral or the present value of estimated cash flows, and twenty-one loans for $11,074,000 which did not require a valuation allowance since the estimated realizable value of the collateral exceeded the recorded investment in the loan.  As of December 31, 2012, the Company has recognized charge-offs against the allowance for loan losses on these impaired loans in the amount of $2,210,000 over the life of the loans.

As of December 31, 2011, the fair value investment in impaired loans totaled $12,399,000 which included two loans for $6,823,000 for which a valuation allowance of $1,231,000 had been provided based on the estimated value of the collateral or the present value of estimated cash flows, and twenty loans for $6,807,000 which did not require a valuation allowance since the estimated realizable value of the collateral exceeded the recorded investment in the loan. As of December 31, 2011, the Company has recognized charge-offs against the allowance for loan losses on these impaired loans in the amount of $698,000 over the life of the loans.

Mortgage servicing rights (generally carried at cost)

            The Company utilizes a third party provider to estimate the fair value of certain loan servicing rights.  Fair value for the purpose of this measurement is defined as the amount at which the asset could be exchanged in a current transaction between willing parties, other than in a forced liquidation.

Foreclosed real estate owned (carried at fair value):

Real estate properties acquired through, or in lieu of loan foreclosure are to be sold and are carried at fair value less estimated cost to sell. Fair value is based upon independent market prices, appraised value of the collateral or management's estimation of the value of the collateral. These assets are included in Level 3 fair value based upon the lowest level of input that is significant to the fair value measurement.

Restricted investment in Federal Home Loan Bank stock (carried at cost):

            The Company, as a member of the Federal Home Loan Bank (FHLB) system is required to maintain an investment in capital stock of its district FHLB according to a predetermined formula. This restricted stock has no quoted market value and is carried at cost.

Bank owned life insurance (carried at cost):

The fair value is equal to the cash surrender value of the Bank owned life insurance.

Accrued interest receivable and payable (carried at cost):

The carrying amount of accrued interest receivable and accrued interest payable approximates its fair value.

Deposit liabilities (carried at cost):

The fair values disclosed for demand deposits (e.g., interest and noninterest checking, passbook savings and money market accounts) are, by definition, equal to the amount payable on demand at the reporting date (i.e., their carrying amounts). Fair values for fixed-rate certificates of deposit are estimated using a discounted cash flow calculation that applies interest rates currently being offered in the market on certificates to a schedule of aggregated expected monthly maturities on time deposits.

Short-term borrowings (carried at cost):

The carrying amounts of short-term borrowings approximate their fair values.

Other borrowings (carried at cost):

Fair values of FHLB advances are estimated using discounted cash flow analysis, based on quoted prices for new FHLB advances with similar credit risk characteristics, terms and remaining maturity. These prices obtained from this active market represent a market value that is deemed to represent the transfer price if the liability were assumed by a third party.

Off-balance sheet financial instruments (disclosed at cost):

Fair values for the Company's off-balance sheet financial instruments (lending commitments and letters of credit) are based on fees currently charged in the market to enter into similar agreements, taking into account, the remaining terms of the agreements and the counterparties' credit standing.

The estimated fair values of the Bank's financial instruments were as follows at December 31, 2012 and December 31, 2011. (In thousands)

	Fair Value Measurements at December 31, 2012
	Carrying Amount	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets:
Cash and cash equivalents	$12,295	$12,295	$12,295	$-	$-
Securities	145,563	145,567	319	145,248	-
Loans receivable, net	471,208	485,848	-	-	485,848
Mortgage servicing rights	243	243	-	243	-
Regulatory stock	2,630	2,630	2,630	-	-
Bank owned life insurance	15,357	15,357	15,357	-	-
Accrued interest receivable	2,393	2,393	2,393	-	-

Financial liabilities:
Deposits	524,425	526,080	313,165	-	212,915
Short-term borrowings	28,697	28,697	28,697	-	-
Other borrowings	22,487	25,426	-	-	25,426
Accrued interest payable	1,242	1,242	1,242	-	-

Off-balance sheet financial instruments: Commitments to extend credit and outstanding letters of credit	-	-	-	-	-

	Fair Value Measurements at December 31, 2011
	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents	$21,423	$21,423
Securities	150,352	150,358
Loans receivable, net	452,449	463,118
Mortgage servicing rights	302	308
Regulatory stock	3,675	3,675
Bank owned life insurance	11,887	11,887
Accrued interest receivable	2,468	2,468

Financial liabilities:
Deposits	525,767	527,707
Short-term borrowings	21,794	21,794
Other borrowings	27,670	30,002
Accrued interest payable	1,321	1,321

Off-balance sheet financial instruments: Commitments to extend credit and outstanding letters of credit	-	-

Acquisition of North Penn Bancorp, Inc.	12 Months Ended
Dec. 31, 2012
Acquisition of North Penn Bancorp, Inc. [Abstract]
Acquisition of North Penn Bancorp, Inc.

NOTE 15 – ACQUISITION OF NORTH PENN BANCORP, INC.

            On May 31, 2011, the Company closed on a merger transaction pursuant to which Norwood Financial Corp acquired North Penn Bancorp, Inc. in a stock and cash transaction.  The acquisition was an in-market transaction that expanded the Company's existing footprint in Monroe County, Pennsylvania and extended its footprint into Lackawanna County, Pennsylvania.

            North Penn Bancorp, Inc. was the holding company for North Penn Bank, a Pennsylvania savings bank that conducted its business from a main office in Scranton, Pennsylvania and four branch offices in the northeastern Pennsylvania counties of Lackawanna and Monroe.

            Under the terms of the merger agreement, the Company acquired all of the outstanding shares of North Penn Bancorp, Inc. for a total purchase price of approximately $25.4 million.  As a result of the acquisition, the Company issued 530,994 common shares, or 15.75% of the total shares outstanding, to former shareholders of North Penn Bancorp, Inc.  North Penn Bank has been merged into Wayne Bank, with Wayne as the surviving entity.

The acquired assets and assumed liabilities were measured at estimated fair values. Management made significant estimates and exercised significant judgment in accounting for the acquisition. Management measured loan fair values based on loan file reviews (including borrower financial statements or tax returns), appraised collateral values, expected cash flows and historical loss factors of North Penn Bank. Real estate acquired through foreclosure was primarily valued based on appraised collateral values. The Company also recorded an identifiable intangible asset representing the core deposit base of North Penn Bank based on management's evaluation of the cost of such deposits relative to alternative funding sources. Management used significant estimates including the average lives of depository accounts, future interest rate levels and the cost of servicing various depository products. Management used market quotations to fair value investment securities and FHLB advances.

The business combination resulted in the acquisition of loans with and without evidence of credit quality deterioration. North Penn Bank's loans were deemed impaired at the acquisition date if the Company did not expect to receive all contractually required cash flows due to concerns about credit quality. Such loans were fair valued and the difference between contractually required payments at the acquisition date and cash flows expected to be collected was recorded as a nonaccretable difference. At the acquisition date, the Company recorded $1.9 million of purchased credit-impaired loans subject to a nonaccretable difference of $1.7 million. The method of measuring carrying value of purchased loans differs from loans originated by the Company (originated loans), and as such, the Company identifies purchased loans and purchased loans with a credit quality discount and originated loans at amortized cost.

North Penn Bank's loans without evidence of credit deterioration were fair valued by discounting both expected principal and interest cash flows using an observable discount rate for similar instruments that a market participant would consider in determining fair value. Additionally, consideration was given to management's best estimates of default rates and payment speeds. At acquisition, North Penn's loan portfolio without evidence of deterioration totaled $119.8 million and was recorded at a fair value of $116.7 million.

The following condensed statement reflects the values assigned to North Penn Bancorp's net assets as of the acquisition date:

Total purchase price		$25,396

Net Assets Acquired:
Cash	$15,192
Securities available for sale	12,671
Restricted investments	985
Loans	118,336
Accrued interest receivable	566
Premises & equipment, net	2,931
Core deposit intangible	895
Deferred tax assets	2,715
Other assets	5,403
Time deposits	(51,936)
Deposits other than time deposits	(83,498)
Borrowings	(7,776)
Accrued interest payable	(203)
Other liabilities	(600)
		15,681
Goodwill resulting from North Penn Merger		$9,715

Results of operations for North Penn prior to the acquisition date are not included in the Consolidated Statement of Income for the period ended December 31, 2011. Due to the significant amount of fair value adjustments historical results of North Penn are not relevant to the Company's results of operations.

Norwood Financial Corp (Parent Company Only) Financial Information	12 Months Ended
Dec. 31, 2012
Norwood Financial Corp (Parent Company Only) Financial Information [Abstract]
NORWOOD FINANCIAL CORP (PARENT COMPANY ONLY) FINANCIAL INFORMATION

NOTE 16 - NORWOOD FINANCIAL CORP (PARENT COMPANY ONLY) FINANCIAL INFORMATION                                          BALANCE SHEETS

	December 31,
	2012	2011
	(In Thousands)
ASSETS
Cash on deposit in bank subsidiary	$1,120	$1,230
Securities available for sale	319	238
Investment in bank subsidiary	88,412	84,187
Other assets	3,591	3,434
	$93,442	$89,089
LIABILITIES AND STOCKHOLDERS' EQUITY
Liabilities	$1,021	$1,028
Stockholders' equity	92,421	88,061
	$93,442	$89,089

STATEMENTS OF INCOME

	Years Ended December 31,
	2012	2011	2010
Income:	(In Thousands)
Dividends from bank subsidiary	$3,971	$16,496	$3,120
Other interest income	6	9	17
Net realized gain on sales of securities	73	-	66
	4,050	16,505	3,203
Expenses	296	980	323
	3,754	15,525	2,880
Income tax benefit	(74)	(290)	(82)
	3,828	15,815	2,962
Equity in undistributed earnings of subsidiary	4,575	(8,459)	4,351
Net Income	$8,403	$7,356	$7,313
Comprehensive Income	$7,885	$9,534	$6,360

STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2012	2011	2010
	(In Thousands)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$8,403	$7,356	$7,313
Adjustments to reconcile net income to
net cash provided by operating activities:
Undistributed earnings of bank subsidiary	(4,575)	8,459	(4,351)
Net gains on sales of securities	(68)	—	(66)
Other, net	(181)	(506)	(144)
Net Cash Provided by Operating Activities	3,579	15,309	2,752

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of securities	114	—	166
Outlays for business acquisitions	—	(10,518)	—
Purchase of securities	(185)	—	—
Net Cash Provided by (used in) Investing Activities	(71)	(10,518)	166

CASH FLOWS FROM FINANCING ACTIVITIES
Stock options exercised	455	51	163
Tax benefit of stock options exercised	30	5	34
ESOP purchase of shares from treasury stock	149	153	156
Acquisition of treasury stock	(320)	(602)	(529)
Cash dividends paid	(3,932)	(3,514)	(3,093)
Net Cash Used in Financing Activities	(3,618)	(3,907)	(3,269)
Net Increase (Decrease) in Cash and Cash Equivalents	(110)	884	(351)

CASH AND CASH EQUIVALENTS - BEGINNING	1,230	346	697
CASH AND CASH EQUIVALENTS - ENDING	$1,120	$1,230	$346

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Principles of Consolidation [Policy Text Block]

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, the Bank, and the Bank's wholly-owned subsidiaries, WCB Realty Corp., Norwood Investment Corp., Norwood Settlement Services, LLC and WTRO Properties. All significant intercompany accounts and transactions have been eliminated in consolidation.

Estimates [Policy Text Block]

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, the potential impairment of restricted stock, the valuation of deferred tax assets, the determination of other-than-temporary impairment on securities and the fair value of financial instruments.

Concentrations of Credit Risk [Policy Text Block]

Significant Group Concentrations of Credit Risk

Most of the Company's activities are with customers located within northeastern Pennsylvania. Note 3 discusses the types of securities that the Company invests in. Note 4 discusses the types of lending that the Company engages in. The Company does not have any significant concentrations to any one industry or customer.

Concentrations of Credit Risk

The Bank operates primarily in Wayne, Pike, Lackawanna and Monroe Counties, Pennsylvania and, accordingly, has extended credit primarily to commercial entities and individuals in this area whose ability to honor their contracts is influenced by the region's economy. These customers are also the primary depositors of the Bank. The Bank is limited in extending credit by legal lending limits to any single borrower or group of borrowers.

Securities [Policy Text Block]

Securities

Securities classified as available for sale are those securities that the Company intends to hold for an indefinite period of time but not necessarily to maturity. Any decision to sell a security classified as available for sale would be based on various factors, including significant movement in interest rates, changes in maturity mix of the Company's assets and liabilities, liquidity needs, regulatory capital considerations and other similar factors. Securities available for sale are carried at fair value. Unrealized gains and losses are reported in other comprehensive income, net of the related deferred tax effect. Realized gains or losses, determined on the basis of the cost of the specific securities sold, are included in earnings. Premiums and discounts are recognized in interest income using a method which approximates the interest method over the term of the security.

Bonds, notes and debentures for which the Company has the positive intent and ability to hold to maturity are reported at cost, adjusted for premiums and discounts that are recognized in interest income using the interest method over the term of the security.

Management determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each Consolidated Balance Sheet date.

Declines in the fair value of held to maturity and available for sale securities below their cost that are deemed to be other than temporary are reflected in earnings as realized losses. In estimating other-than-temporary impairment losses, management considers (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, and (3) the intent of the Company to not sell the securities and it is more likely than not that it will not have to sell the securities before recovery of their cost basis.

The Company, as a member of the Federal Home Loan Bank (FHLB) system is required to maintain an investment in capital stock of its district FHLB according to a predetermined formula. This restricted stock has no quoted market value and is carried at cost.

Management evaluates the restricted stock for impairment. Management's determination of whether these investments are impaired is based on their assessment of the ultimate recoverability of their cost rather than by recognizing temporary declines in value. The determination of whether a decline affects the ultimate recoverability of their cost is influenced by criteria such as (1) the significance of the decline in net assets of the FHLB as compared to the capital stock amount for the FHLB and the length of time this situation has persisted, (2) commitments by the FHLB to make payments required by law or regulation and the level of such payments in relation to the operating performance of the FHLB, and (3) the impact of legislative and regulatory changes on institutions and, accordingly, on the customer base of the FHLB.

            The FHLB incurred losses in both 2009 and 2010 and had suspended the payment of dividends.  However, the FHLB has shown positive results during 2011 and 2012 which includes stock redemptions and resumed dividend payments.  The losses were primarily attributable to impairment of investment securities associated with the extreme economic conditions in place during the previous several years.  Management evaluated the stock and concluded that the stock was not impaired for the periods presented herein.  More consideration was given to the long-term prospects for the FHLB as opposed to the recent stress caused by the extreme economic conditions the world is facing.  Management also considered that the FHLB's regulatory capital ratios have increased from the prior year, liquidity appears adequate, and the new shares of FHLB stock continue to change hands at the $100 par value.

Management believes no impairment charge is necessary related to FHLB stock as of December 31, 2012.

Loans Receivable [Policy Text Block]

Loans Receivable

Loans receivable that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are stated at their outstanding unpaid principal balances, net of an allowance for loan losses and any deferred fees. Interest income is accrued on the unpaid principal balance. Loan origination fees are deferred and recognized as an adjustment of the yield (interest income) of the related loans. The Company is generally amortizing these amounts over the contractual life of the loan.

The accrual of interest is generally discontinued when the contractual payment of principal or interest has become 90 days past due or management has serious doubts about further collectability of principal or interest, even though the loan is currently performing. A loan may remain on accrual status if it is in the process of collection and is either guaranteed or well secured. When a loan is placed on nonaccrual status, unpaid interest credited to income in the current year is reversed and unpaid interest accrued in prior years is charged against the allowance for loan losses. Interest received on nonaccrual loans generally is either applied against principal or reported as interest income, according to management's judgment as to the collectability of principal. Generally, loans are restored to accrual status when the obligation is brought current, has performed in accordance with the contractual terms for a reasonable period of time and the ultimate collectability of the total contractual principal and interest is no longer in doubt.

Troubled Debt Restructurings [Policy Text Block]

Troubled Debt Restructurings

A loan is considered to be a troubled debt restructuring ("TDR") loan when the Company grants a concession to the borrower because of the borrower's financial condition that it would not otherwise consider. Such concessions include the reduction of interest rates, forgiveness of principal or interest, or other modifications of interest rates that are less than the current market rate for new obligations with similar risk.

Loans Acquired [Policy Text Block]

Loans Acquired

Loans acquired including loans that have evidence of deterioration of credit quality since origination and for which it is probable, at acquisition, that the Company will be unable to collect all contractually required payments receivable, are initially recorded at fair value (as determined by the present value of expected future cash flows) with no valuation allowance. Loans are evaluated individually to determine if there is evidence of deterioration of credit quality since origination. The difference between the undiscounted cash flows expected at acquisition and the investment in the loan, or the "accretable yield," is recognized as interest income on a level-yield method over the life of the loan. Contractually required payments for interest and principal that exceed the undiscounted cash flows expected at acquisition, or the "non-accretable difference," are not recognized as a yield adjustment or as a loss accrual or a valuation allowance. Increases in expected cash flows subsequent to the initial investment are recognized prospectively through adjustment of the yield on the loan over its remaining estimated life. Decreases in expected cash flows are recognized immediately as impairment. Any valuation allowances on these impaired loans reflect only losses incurred after the acquisition.

For purchased loans acquired that are not deemed impaired at acquisition, credit discounts representing the principal losses expected over the life of the loan are a component of the initial fair value. Loans may be aggregated and accounted for as a pool of loans if the loans being aggregated have common risk characteristics. Subsequent to the purchase date, the methods utilized to estimate the required allowance for credit losses for these loans is similar to originated loans; however, the Company records a provision for loan losses only when the required allowance exceeds any remaining credit discounts. The remaining differences between the purchase price and the unpaid principal balance at the date of acquisition are recorded in interest income over the life of the loans.

Mortgage Servicing Rights [Policy Text Block]

Mortgage Servicing Rights

            Servicing assets are recognized as separate assets when rights are acquired through purchase or through the sale of financial assets.  Capitalized servicing rights are reported in other assets and are amortized into noninterest income in proportion to, and over the period of, the estimated future net servicing income of the underlying financial assets. Servicing assets are evaluated for impairment based upon a third party appraisal. Fair value is determined using prices for similar assets with similar characteristics, when available, or based upon discounted cash flows using market-based assumptions. Impairment is recognized through a valuation allowance to the extent that fair value is less than the capitalized amount. The Company's loan servicing assets at December 31, 2012 and 2011, were not impaired. Total servicing assets included in other assets as of December 31, 2012 and 2011, were $243,000 and $302,000, respectively.

Allowance for Loan Losses [Policy Text Block]

Allowance for Loan Losses

The allowance for loan losses is established through provisions for loan losses charged against income. Loans deemed to be uncollectible are charged against the allowance for loan losses, and subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is maintained at a level considered adequate to provide for losses that can be reasonably anticipated. Management's periodic evaluation of the adequacy of the allowance is based on the Company's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of any underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires material estimates that may be susceptible to significant revision as more information becomes available.

The allowance consists of specific, general and unallocated components. The specific component relates to loans that are classified as either doubtful, substandard or special mention. For such loans that are also classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan. The general component covers non-classified loans and is based on historical loss experience adjusted for qualitative factors. An unallocated component is maintained to cover uncertainties that could affect management's estimate of probable losses. The unallocated component of the allowance reflects the margin of imprecision inherent in the underlying assumptions used in the methodologies for estimating specific and general losses in the portfolio.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower's prior payment record and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan by loan basis for commercial and construction loans by either the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's obtainable market price or the fair value of the collateral if the loan is collateral dependent.

Large groups of smaller balance homogeneous loans are collectively evaluated for impairment. Accordingly, the Company does not separately identify individual consumer and residential real estate loans for impairment disclosures, unless such loans are the subject of a restructuring agreement.

Premises and Equipment [Policy Text Block]

Premises and Equipment

Land is carried at cost. Premises and equipment are stated at cost less accumulated depreciation. Depreciation expense is calculated principally on the straight-line method over the respective assets estimated useful lives as follows:

Years
Buildings and improvements	10- 40
Furniture and equipment	3 - 10

Transfers of Financial Assets [Policy Text Block]

Transfers of Financial Assets

Transfers of financial assets, including loan and loan participation sales, are accounted for as sales, when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity or the ability to unilaterally cause the holder to return specific assets.

Foreclosed Real Estate [Policy Text Block]

Foreclosed Real Estate

Real estate properties acquired through, or in lieu of, loan foreclosure are to be sold and are initially recorded at fair value less cost to sell at the date of foreclosure establishing a new cost basis. After foreclosure, valuations are periodically performed by management and the real estate is carried at the lower of its carrying amount or fair value less cost to sell. Revenue and expenses from operations and changes in the valuation allowance are included in other expenses.

Bank Owned Life Insurance [Policy Text Block]

Bank Owned Life Insurance

The Company invests in bank owned life insurance ("BOLI") as a source of funding for employee benefit expenses. BOLI involves the purchasing of life insurance by the Bank on a chosen group of employees. The Company is the owner and beneficiary of the policies. This life insurance investment is carried at the cash surrender value of the underlying policies. Income from the increase in cash surrender value of the policies is included in other income on the income statement.

Goodwill [Policy Text Block]

Goodwill

In connection with the acquisition of North Penn, we recorded goodwill in the amount of $9.7 million, representing the excess of amounts paid over the fair value of net assets of the institutions acquired in purchase transactions, at its fair value at the date of acquisition. Goodwill is tested and deemed impaired when the carrying value of goodwill exceeds its implied fair value. The value of the goodwill can change in the future. We expect the value of the goodwill to decrease if there is a significant decrease in the franchise value of the Bank. If an impairment loss is determined in the future, we will reflect the loss as an expense for the period in which the impairment is determined, leading to a reduction of our net income for that period by the amount of the impairment loss.

Intangible Assets [Policy Text Block]

Intangible Assets

At December 31, 2012, the Company had intangible assets of $647,000 as a result of the acquisition of North Penn, which is net of accumulated amortization of $248,000. These intangible assets will continue to be amortized using the sum-of-the-years digits method of amortization over ten years. At December 31, 2011, the Company had intangible assets of $800,000 arising from the North Penn transaction, which is net of accumulated amortization of $95,000. Amortization expense related to intangible assets was $153,000, $108,000 and $52,000 for the years ended December 31, 2012, 2011 and 2010.

As of December 31, 2012, the estimated future amortization expense for the core deposit intangible was:

2013	137,000
2014	121,000
2015	104,000
2016	88,000
2017	72,000
2018	56,000
2019	39,000
2020	23,000
2021	7,000
$647,000

Income Taxes [Policy Text Block]

Income Taxes

Deferred income tax assets and liabilities are determined based on the differences between financial statement carrying amounts and the tax basis of existing assets and liabilities. These differences are measured at the enacted tax rates that will be in effect when these differences reverse. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion of the deferred tax assets will not be realized. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes. The Company and its subsidiary file a consolidated federal income tax return. The Company recognizes interest and penalties on income taxes as a component of income tax expense.

The Company analyzes each tax position taken in its tax returns and determine the likelihood that the position will be realized. Only tax positions that are "more-likely-than-not" to be realized can be recognized in an entity's financial statements. For tax positions that do not meet this recognition threshold, an entity will record an unrecognized tax benefit for the difference between the position taken on the tax return and the amount recognized in the financial statements. The Company does not have any unrecognized tax benefits at December 31, 2012 or 2011 or during the years then ended. No unrecognized tax benefits are expected to arise within the next twelve months.

Treasury Stock [Policy]	Treasury Stock Common shares repurchased are recorded as treasury stock at cost.
Advertising Costs [Policy Text Block]	Advertising Costs Advertising costs are expensed as incurred.
Earnings per Share [Policy Text Block]

Earnings per Share

Basic earnings per share represents income available to common stockholders divided by the weighted average number of common shares outstanding during the period. Diluted earnings per share reflects additional common shares that would have been outstanding if dilutive potential common shares had been issued, as well as any adjustment to income that would result from the assumed issuance. Potential common shares that may be issued by the Company relate solely to outstanding stock options and are determined using the treasury stock method. Treasury shares are not deemed outstanding for earnings per share calculations.

Stock Option Plans [Policy Text Block]

Stock Option Plans

The Company recognizes the value of share-based payment transactions as compensation costs in the financial statements over the period that an employee provides service in exchange for the award. The fair value of the share-based payments is estimated using the Black-Scholes option-pricing model. The Company used the modified-prospective transition method to record compensation expense. Under the modified prospective method, companies are required to record compensation cost for new and modified awards over the related vesting period of such awards and record compensation cost prospectively for the unvested portion, at the date of adoption, of previously issued and outstanding awards over the remaining vesting period of such awards. No change to prior periods presented is permitted under the modified prospective method.

Cash Flow Information [ Policy Text Block]	Cash Flow Information For the purposes of reporting cash flows, cash and cash equivalents include cash on hand, amounts due from banks, interest-bearing deposits with banks and federal funds sold.
Off-Balance Sheet Financial Instruments [Policy Text Block]

Off-Balance Sheet Financial Instruments

In the ordinary course of business, the Company has entered into off-balance sheet financial instruments consisting of commitments to extend credit, letters of credit and commitments to sell loans. Such financial instruments are recorded in the balance sheets when they become receivable or payable.

Trust Assets [Policy Text Block]

Trust Assets

Assets held by the Company in a fiduciary capacity for customers are not included in the financial statements since such items are not assets of the Company. Trust income is reported on the accrual method.

Comprehensive Income [Policy Text Block]

Comprehensive Income

Accounting principles generally require that recognized revenue, expenses, gains and losses be included in net income. Although certain changes in assets and liabilities, such as unrealized gains and losses on available for sale securities, are reported as a separate component of the equity section of the balance sheet, such items, along with net income, are components of comprehensive income.

Segment Reporting [Policy Text Block]
Segment Reporting

The Company acts as an independent community financial service provider and offers traditional banking related financial services to individual, business and government customers. Through its branch and automated teller machine network, the Company offers a full array of commercial and retail financial services, including the taking of time, savings and demand deposits; the making of commercial, consumer and mortgage loans; and the providing of safe deposit services. The Company also performs personal, corporate, pension and fiduciary services through its Trust Department.

Management does not separately allocate expenses, including the cost of funding loan demand, between the commercial, retail, mortgage banking and trust operations of the Company. As such, discrete information is not available and segment reporting would not be meaningful.

New Accounting Standards [Policy Text Block]

New Accounting Standards

                In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820):  Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.  The amendments in this Update result in common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs.  Consequently, the amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements.  The amendments in this Update are to be applied prospectively.  For public entities, the amendments are effective during interim and annual periods beginning after December 15, 2011. Early application by public entities is not permitted. The Company has provided the necessary disclosure in Note 14.

                In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220):  Presentation of Comprehensive Income.  The amendments in this Update improve the comparability, clarity, consistency, and transparency of financial reporting and increase the prominence of items reported in other comprehensive income.  To increase the prominence of items reported in other comprehensive income and to facilitate convergence of U.S. GAAP and IFRS, the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity was eliminated.  The amendments require that all non-owner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  In the two-statement approach, the first statement should present total net income and its components followed consecutively by a second statement that should present total other comprehensive income, the components of other comprehensive income, and the total of comprehensive income.  All entities that report items of comprehensive income, in any period presented, will be affected by the changes in this Update.  For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The amendments in this Update should be applied retrospectively, and early adoption is permitted.  The Company has provided the necessary disclosure in the Consolidated Statement of Comprehensive Income.

In December 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2011-10, Property, Plant, and Equipment (Topic 360): Derecognition of in Substance Real Estate-a Scope Clarification. The amendments in this Update affect entities that cease to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary's nonrecourse debt. Under the amendments in this Update, when a parent (reporting entity) ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary's nonrecourse debt, the reporting entity should apply the guidance in Subtopic 360-20 to determine whether it should derecognize the in substance real estate. Generally, a reporting entity would not satisfy the requirements to derecognize the in substance real estate before the legal transfer of the real estate to the lender and the extinguishment of the related nonrecourse indebtedness. That is, even if the reporting entity ceases to have a controlling financial interest under Subtopic 810-10 , the reporting entity would continue to include the real estate, debt, and the results of the subsidiary's operations in its consolidated financial statements until legal title to the real estate is transferred to legally satisfy the debt. The amendments in this Update should be applied on a prospective basis to deconsolidation events occurring after the effective date. Prior periods should not be adjusted even if the reporting entity has continuing involvement with previously derecognized in substance real estate entities. For public entities, the amendments in this Update are effective for fiscal years, and interim periods within those years, beginning on or after June 15, 2012. This ASU is not expected to have a significant impact on the Company's financial statements

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in this Update affect all entities that have financial instruments and derivative instruments that are either (1) offset in accordance with either Section 210-20-45 or Section 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement. The requirements amend the disclosure requirements on offsetting in Section 210-20-50 . This information will enable users of an entity's financial statements to evaluate the effect or potential effect of netting arrangements on an entity's financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments in the scope of this Update. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. This ASU is not expected to have a significant impact on the Company's financial statements.

In July, 2012, the FASB issued ASU 2012-02, Intangibles – Goodwill and Other (Topic 350) – Testing Indefinite-Lived Intangible Assets for Impairment. ASU 2012-02 give entities the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that an indefinite-lived intangible asset is impaired. If, after assessing the totality of events or circumstances, an entity determines it is more likely than not that an indefinite-lived intangible asset is impaired, then the entity must perform the quantitative impairment test. If, under the quantitative impairment test, the carrying amount of the intangible asset exceeds its fair value, an entity should recognize an impairment loss in the amount of that excess. Permitting an entity to assess qualitative factors when testing indefinite-lived intangible assets for impairment results in guidance that is similar to the goodwill impairment testing guidance in ASU 2011-08. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012 (early adoption permitted).   This ASU is not expected to have a significant impact on the Company's financial statements.

In October, 2012, the FASB issued ASU 2012-06, Business Combinations (Topic 805) - Subsequent Accounting for an Indemnification Asset Recognized at the Acquisition Date as a Result of a Government-Assisted Acquisition of a Financial Institution. ASU 2012-06 requires that when a reporting entity recognizes an indemnification asset (in accordance with Subtopic 805-20) as a result of a government assisted acquisition of a financial institution and subsequently a change in the cash flows expected to be collected on the indemnification asset occurs (as a result of a change in cash flows expected to be collected on the assets subject to indemnification), the reporting entity should subsequently account for the change in the measurement of the indemnification asset on the same basis as the change in the assets subject to indemnification. Any amortization of changes in value should be limited to the contractual term of the indemnification agreement (that is, the lesser of the term of the indemnification agreement and the remaining life of the indemnified assets). ASU 2012-06 is effective for fiscal years, and interim periods within those years, beginning on or after December 15, 2012. Early adoption is permitted. The amendments should be applied prospectively to any new indemnification assets acquired after the date of adoption and to indemnification assets existing as of the date of adoption arising from a government-assisted acquisition of a financial institution. This ASU is not expected to have a significant impact on the Company's financial statements.

In January 2013, the FASB issued ASU 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.   The amendments clarify that the scope of Update 2011-11 applies to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with Section 210-20-45 or Section 815-10-45 or subject to an enforceable master netting arrangement or similar agreement.  An entity is required to apply the amendments for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the required disclosures retrospectively for all comparative periods presented.  The effective date is the same as the effective date of Update 2011-11.  This ASU is not expected to have a significant impact on the Company's financial statements.

In February 2013, the FASB issued ASU 2013-02, Comprehensive Income (Topic 220):  Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.   The amendments in this Update require an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. generally accepted accounting principles (GAAP) to be reclassified in its entirety to net income.  For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts.  For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012. Early adoption is permitted.  The Company is currently evaluating the impact that these disclosures will have on its financial statements.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Premises and Equipment, Schedule of Useful Life [Table Text Block]

Years
Buildings and improvements	10- 40
Furniture and equipment	3 - 10

Schedule of Expected Amortization Expense [Table Text Block]

As of December 31, 2012, the estimated future amortization expense for the core deposit intangible was:

2013	137,000
2014	121,000
2015	104,000
2016	88,000
2017	72,000
2018	56,000
2019	39,000
2020	23,000
2021	7,000
$647,000

Securities (Tables)	12 Months Ended
Dec. 31, 2012
Securities [Abstract]
Amortized Cost and Fair Values of Securities [Table Text Block]

The amortized cost and fair value of securities were as follows:

	December 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
AVAILABLE FOR SALE:
U.S. Government agencies	$13,076	$36	$(20)	$13,092
States and political subdivisions	55,864	2,995	(73)	58,786
Corporate obligations	8,521	347	--	8,868
Mortgage-backed securities – government sponsored entities	63,397	1,041	(113)	64,325

Equity securities – financial services	292	27	--	319
	$141,150	$4,446	$(206)	$145,390
HELD TO MATURITY:
States and political subdivisions	$173	$4	$--	$177

	December 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
AVAILABLE FOR SALE:
U.S. Government agencies	$13,268	$130	$--	$13,398
States and political subdivisions	54,106	2,640	--	56,746
Corporate obligations	8,733	130	(54)	8,809
Mortgage-backed securities – government sponsored entities	68,886	2,081	(2)	70,965

Equity securities – financial services	157	109	(3)	263
	$145,150	$5,090	$(59)	$150,181
HELD TO MATURITY:
States and political subdivisions	$171	$6	$--	$177

Investments' Gross Unrealized Losses and Fair Value [Table Text Block]

The following tables show the Company's investments' gross unrealized losses and fair value aggregated by length of time that individual securities have been in a continuous unrealized loss position:

	December 31, 2012
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In Thousands)
U.S. Government agencies	$7,056	$(20)	$--	$--	$7,056	$(20)
States and political subdivisions	5,821	(73)	--	--	5,821	(73)
Mortgage-backed securities – government sponsored entities	17,199	(113)	--	--	17,199	(113)
	$30,076	$(206)	$--	$--	$30,076	$(206)

	December 31, 2011
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In Thousands)
Corporate obligations	$4,152	$(54)	$--	$--	$4,152	$(54)
Mortgage-backed securities – government sponsored entities	2,495	(2)	--	--	2,495	(2)
Equity securities – financial services	34	(2)	15	(1)	49	(3)
	$6,681	$(58)	$15	$(1)	$6,696	$(59)

Securities by Contractual Maturity [Table Text Block]

	Available for Sale		Held to Maturity
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(In Thousands)
Due in one year or less	$5,661	$5,764	$—	$—
Due after one year through five years	13,012	13,308	173	177
Due after five years through ten years	26,289	27,238	—	—
Due after ten years	32,499	34,436	—	—
	77,461	80,746	173	177
Mortgage-backed securities – government sponsored entities	63,397	64,325	—	—
	$140,858	$145,071	$173	$177

Loans Receivable and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2012
Loans Receivable and Allowance for Loan Losses [Abstract]
Composition of Loans Receivable [Table Text Block]

	Types of loans
	(dollars in thousands) December 31, 2012 December 31, 2011
Real Estate-Residential	$150,043	31.4%	$148,148	32.3%
Commercial	274,484	57.5	262,476	57.3
Construction	13,435	2.8	11,087	2.4
Commercial, financial and agricultural	25,113	5.3	22,684	5.0
Consumer loans to individuals	14,154	3.0	13,934	3.0
Total loans	477,229	100.0%	458,329	100.0%

Deferred fees	(519)		(422)
Total loans receivable	476,710		457,907
Allowance for loan losses	(5,502)		(5,458)
Net loans receivable	$471,208		$452,449

Changes In The Accretable Yield For Purchased Credit Impaired Loans [Table Text Block]
	2012	2011
Balance at beginning of period	$171	$329
Accretion	(95)	(67)
Reclassification and other	--	(91)
Balance at end of period	$76	$171

Loans Acquired And Accounted For in Accordance With ASC 310-30 [Table Text Block]
	December 31, 2012	December 31, 2011

Outstanding Balance	$1,145	$1,412
Carrying Amount	$1,069	$1,241

Allowance for Loan Losses and Recorded Investment in Financing Receivables [Table Text Block]

The following table presents changes in the allowance for loan losses:

	Year ended December 31,
	(dollars in thousands)
	2012	2011	2010

Allowance balance at beginning of period	$5,458	$5,616	$5,453
Charge-offs:
Commercial and all other	(24)	(2)	(85)
Real Estate	(2,354)	(1,735)	(699)
Consumer	(59)	(109)	(82)
Total	(2,437)	(1,846)	(866)
Recoveries:
Commercial and all other	-	5	—
Real Estate	7	51	2
Consumer	24	57	27
Total	31	113	29
Provision expense	2,450	1,575	1,000
Allowance balance at end of period	$5,502	$5,458	$5,616

The following table presents the allowance for loan losses by the classes of the loan portfolio:

(In thousands)	Residential Real Estate	Commercial Real Estate	Construction	Commercial	Consumer	Total
Beginning balance, December 31, 2011	$1,257	$3,838	$72	$147	$144	$5,458
Charge Offs	(541)	(1,632)	(181)	(24)	(59)	(2,437)
Recoveries	7	-	-	-	24	31
Provision Expense	1,074	977	228	100	71	2,450
Ending balance, December 31, 2012	$1,797	$3,183	$119	$223	$180	$5,502
Ending balance individually evaluated for impairment	$-	$9	-	-	-	$9
Ending balance collectively evaluated for impairment	$1,797	$3,174	$119	$223	$180	$5,493

(In thousands)	Residential Real Estate	Commercial Real Estate	Construction	Commercial	Consumer	Total
Beginning balance, December 31, 2010	$1,167	$3,976	$110	$171	$192	$5,616
Charge Offs	(482)	(1,253)	-	(2)	(109)	(1,846)
Recoveries	44	7	-	5	57	113
Provision Expense	528	1,108	(38)	(27)	4	1,575
Ending balance, December 31, 2011	$1,257	$3,838	$72	$147	$144	$5,458
Ending balance individually evaluated for impairment	$-	$1,231	-	-	-	$1,231
Ending balance collectively evaluated for impairment	$1,257	$2,607	$72	$147	$144	$4,227

Impaired Loans and Related Interest Income by Loan Portfolio Class [Table Text Block]

The following table shows the amount of loans in each category that were individually and collectively evaluated for impairment at the dates indicated:

	Real Estate Loans
	Residential	Commercial	Construction	Commercial Loans	Consumer Loans	Total
December 31, 2012			(In thousands)
Individually evaluated for impairment	$-	$10,246	$-	$310	$-	$10,556
Loans acquired with deteriorated credit quality	270	799		-		1,069
Collectively evaluated for impairment	149,773	263,439	13,435	24,803	14,154	465,604
Total Loans	$150,043	$274,484	$13,435	$25,113	$14,154	$477,229
	Real Estate Loans
	Residential	Commercial	Construction	Commercial Loans	Consumer Loans	Total
December 31, 2011			(In thousands)
Individually evaluated for impairment	$-	$11,786	$-	$598	$-	$12,384
Loans acquired with deteriorated credit quality	343	903		-		1,246
Collectively evaluated for impairment	147,805	249,787	11,087	22,086	13,934	444,699
Total Loans	$148,148	$262,476	$11,087	$22,684	$13,934	$458,329

The following table includes the recorded investment and unpaid principal balances for impaired loans with the associated allowance amount, if applicable.

	Recorded Investment	Unpaid Principal Balance	Associated Allowance
December 31, 2012 With no related allowance recorded:			(In thousands)
Real Estate Loans
Residential	$270	$286	$-
Commercial	10,494	10,554	-
Commercial Loans	310	310	-
Subtotal	11,074	11,150	-
With an allowance recorded:
Real Estate Loans
Commercial	551	551	9
Subtotal	551	551	9
Total:
Real Estate Loans
Residential	270	286	-
Commercial	11,045	11,105	9
Commercial Loans	310	310	-
Total Impaired Loans	$11,625	$11,701	$9

	Recorded Investment	Unpaid Principal Balance	Associated Allowance
December 31, 2011 With no related allowance recorded:		(In thousands)
Real Estate Loans
Residential	$343	$385	$-
Commercial	5,866	5,994	-
Commercial Loans	598	598	-
Subtotal	6,807	6,978	-
With an allowance recorded:
Real Estate Loans
Commercial	6,823	6,823	1,231
Subtotal	6,823	6,823	1,231
Total:
Real Estate Loans
Residential	343	385	-
Commercial	12,689	12,818	1,231
Commercial Loans	598	598	-
Total Impaired Loans	$13,630	$13,801	$1,231

The following information for impaired loans is presented for the year ended December 31, 2012 and 2011:

	Average Recorded Investment			Interest Income Recognized
	2012	2011		2012	2011
			(In thousands)
Total:
Real Estate loans
Residential	$281	$245		$5	$7
Commercial	12,108	15,042		226	544
Commercial Loans	340	496		2	10
Total Loans	$12,729	$15,783		$233	$561

Classes of the Loan Portfolio Summarized by the Aggregate Risk Rating [Table Text Block]
	Pass	Special Mention	Substandard	Doubtful	Loss	Total
December 31, 2012
Commercial real estate loans	$251,484	$11,245	$11,755	$-	$-	$274,484
Commercial loans	24,427	318	368	-	-	25,113
Total	$275,911	$11,563	$12,123	$-	$-	$299,597

Loan Portfolio Summarized by the Past Due Status [Table Text Block]
	Current	31-60 Days Past Due	61-90 Days Past Due	Greater than 90 Days Past Due and still accruing	Non-Accrual	Total Past Due and Non-Accrual	Total Loans
December 31, 2012
Real Estate loans
Residential	$146,847	$94	$256	$-	$2,846	$3,196	$150,043
Commercial	261,527	2,333	598	-	10,026	12,957	274,484
Construction	13,363	72	-	-	-	72	13,435
Commercial loans	24,785	-	-	-	328	328	25,113
Consumer loans	14,029	114	11	-	-	125	14,154
Total	$460,551	$2,613	$865	$-	$13,200	$16,678	$477,229

	Current	31-60 Days Past Due	61-90 Days Past Due	Greater than 90 Days Past Due and still accruing	Non-Accrual	Total Past Due and Non-Accrual	Total Loans
December 31, 2011
Real Estate loans
Residential	$143,550	$160	$1,351	$-	$3,087	$4,598	$148,148
Commercial	255,613	1,015	1,524	-	4,324	6,863	262,476
Construction	10,532	-	555	-	-	555	11,087
Commercial loans	22,086	194	-	-	404	598	22,684
Consumer loans	13,835	89	10	-	-	99	13,934
Total	$445,616	$1,458	$3,440	$-	$7,815	$12,713	$458,329

Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Premises and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Components of premises and equipment at December 31 are as follows:

	2012	2011
	(In Thousands)
Land and improvements	$2,238	$2,228
Buildings and improvements	9,494	9,244
Furniture and equipment	3,998	3,801
	15,730	15,273
Accumulated depreciation	(8,404)	(7,794)

	$7,326	$7,479

Operating Leases of Lessee Disclosure [Table Text Block]
2013	$ 321
2014	312
2015	309
2016	239
2017	189
Thereafter	1,868
$3,238

Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Schedule of Maturities of Time Deposits [Table Text Block]
2013	$103,601
2014	53,474
2015	25,230
2016	15,254
2017	13,701
$211,260

Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Borrowings [Abstract]
Schedule of Short-term Debt [Table Text Block]

Short-term borrowings at December 31 consist of the following:

	2012	2011
	( In Thousands)
Securities sold under agreements to repurchase	$28,697	$21,794

The outstanding balances and related information of short-term borrowings are summarized as follows:

	Years Ended December 31,
	2012	2011
	(Dollars In Thousands)
Average balance during the year	$23,679	$28,521
Average interest rate during the year	.22%	.32%
Maximum month-end balance during the year	$32,386	$32,637
Weighted average interest rate at the end of the year	.20%	.25%

Schedule of Federal Home Loan Bank, Advances, by Branch of FHLB Bank [Table Text Block]

	2012	2011
	(In Thousands)

Notes with the FHLB:
Convertible note due October 2012 at 4.37%	$-	$5,000
Convertible note due May 2013 at 3.015%	5,000	5,000
Fixed rate note due July 2015 at 4.34%	7,487	7,670
Convertible note due January 2017 at 4.71%	10,000	10,000
	$22,487	$27,670

Schedule of Contractual Maturities of Other Borrowings [Table Text Block]

2013	$5,000
2015	7,487
2017	10,000
$22,487

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

	Years Ended December 31,
	2012	2011	2010
	(In Thousands)
Current	$2,612	$2,683	$2,867

Deferred	424	(104)	(205)
	$3,036	$2,579	$2,662

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

	Percentage of Income before Income Taxes
	Years Ended December 31,
	2012	2011	2010
Tax at statutory rates	34.0%	34.0%	34.0%
Tax exempt interest income, net of interest expense disallowance	(6.9)	(7.5)	(6.2)
Incentive stock options	0.3	0.5	0.5
Earnings on life insurance	(1.2)	(1.2)	(1.1)
Other	0.3	0.2)	(0.5)

	26.5%	26.0%	26.7%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

	2012	2011
	(In Thousands)
Deferred tax assets:
Allowance for loan losses	$1,871	$1,787
Deferred compensation	500	501
Purchase price adjustment	1,458	1,581
Other	292	277
Foreclosed real estate valuation allowance	48	183
Net operating loss carry forward	-	263
Total Deferred Tax Assets	4,169	4,592

Deferred tax liabilities:
Premises and equipment	334	282
Deferred loan fees	213	264
Net unrealized gains on securities	1,443	1,716

Total Deferred Tax Liabilities	1,990	2,262

Net Deferred Tax Asset	$2,179	$2,330

Regulatory Matters and Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Regulatory Matters and Stockholders' Equity [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]

The Bank's actual capital amounts and ratios are presented in the table:

	Actual		For Capital Adequacy Purposes		To be Well Capitalized under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)

As of December 31, 2012:
Total capital (to risk-weighted assets)	$80,747	16.74%	$≥38,596	≥8.00%	$≥48,245	≥10.00%
Tier 1 capital (to risk-weighted assets)	75,245	15.60	≥19,298	≥4.00	≥28,947	≥6.00
Tier 1 capital (to average assets)	75,245	11.20	≥26,862	≥4.00	≥33,577	≥5.00

As of December 31, 2011:
Total capital (to risk-weighted assets)	$75,846	16.13%	$≥37,611	≥8.00%	$≥47,014	≥10.00%
Tier 1 capital (to risk-weighted assets)	70,381	14.97	≥18,806	≥4.00	≥28,208	≥6.00
Tier 1 capital (to average assets)	70,381	10.74	≥26,215	≥4.00	≥32,769	≥5.00

The Company's ratios do not differ significantly from the Bank's ratios presented above.

Stock Option Plans (Tables)	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation [Abstract]
Summary of Stock Option Activity [Table Text Block]

	2012			2011			2010
	Options	Weighted Average Exercise Price	Average Intrinsic Value	Options	Weighted Average Exercise Price	Average Intrinsic Value	Options	Weighted Average Exercise Price	Average Intrinsic Price
Outstanding,
beginning of year	209,914	$28.43		189,639	$28.52		170,915	$28.07
Granted	27,500	29.75		29,000	27.43		28,000	27.74
Exercised	(18,577)	24.41		(2,575)	19.69		(9,276)	17.68
Forfeited	(12,711)	29.57		(6,150)	30.25		—	—

Outstanding,
end of year	206,126	$28.90	$256,499	209,914	$28.43	$113,352	189,639	$28.52	$146,361

Exercisable,
end of year	178,626	$28.76	$256,499	180,914	28.59	112,152	161,639	28.66	145,471

Schedule of Fair Value Assumptions [Table Text Block]

	Years Ended December 31,
	2012	2011	2010
Dividend yield	3.27%	3.30%	3.04%
Expected life	10 years	7 years	7 years
Expected volatility	25.37%	25.35%	27.18%
Risk-free interest rate	1.76%	1.39%	2.72%
Weighted average fair value of options granted	$5.61	$4.70	$6.12

Schedule of Outstanding Stock Options [Table Text Block]

	Options Outstanding	Average Exercise Price	Remaining Life, Years	Options Exercisable	Average Exercise Price
	13,426	$23.95	1.0	13,426	$23.95
	14,700	30.00	2.0	14,700	30.00
	21,000	30.38	3.3	21,000	30.38
	19,500	31.50	4.0	19,500	31.50
	19,500	31.25	5.0	19,500	31.25
	19,000	27.50	6.0	19,000	27.50
	1,000	28.90	6.3	1,000	28.90
	18,500	28.59	7.0	18,500	28.59
	1,000	26.88	7.2	1,000	26.88
	22,500	27.77	8.0	22,500	27.77
	1,000	26.27	8.5	1,000	26.27
	27,500	27.47	9.0	27,500	27.47
	27,500	29.75	10.0	---	---
Total	206,126	$28.90	6.1	178,626	$28.76

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Table Text Block]

	Years Ended December 31,
	2012	2011	2010
	(In Thousands, Except Per Share Data

Numerator, net income	$8,403	$7,356	$7,313

Denominator:
Denominator for basic earnings per share, weighted
average shares	3,280	3,073	2,762
Effect of dilutive securities, employee stock options	5	3	4

Denominator for diluted earnings per share, adjusted weighted average
shares and assumed conversions	3,285	3,076	2,766

Basic earnings per common share	$2.56	$2.39	$2.65

Diluted earnings per common share	$2.56	$2.39	$2.64

Off-Balance Sheet Financial Instruments and Guarantees (Tables)	12 Months Ended
Dec. 31, 2012
Off-Balance Sheet Financial Instruments and Guarantees [Abstract]
Schedule of Fair Value, Off-balance Sheet Risks [Table Text Block]

	December 31,
	2012	2011
	(In Thousands)
Commitments to grant loans	$17,582	$43,081
Unfunded commitments under lines of credit	42,735	29,255
Standby letters of credit	6,128	11,892
	$66,445	$84,228

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]

	Fair Value Measurement Reporting Date using
Description	Total	(Level 1) Quoted Prices in Active Markets For Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Underlying Inputs
December 31, 2012
Available for Sale:
U.S. Government agencies	$13,092	$—	$13,092	$—
States and political subdivisions	58,786	—	58,786	—
Corporate obligations	8,868	—	8,868	—
Mortgage-backed securities – government sponsored entities	64,325	—	64,325	—
Equity securities – financial services	319	319	—	—
Total available for sale	$145,390	$319	$145,071	$—

December 31, 2011
Available for Sale:
U.S. Government agencies	$13,398	$—	$13,398	$—
States and political subdivisions	56,746	—	56,746	—
Corporate obligations	8,809	—	8,809	—
Mortgage-backed securities – government sponsored entities	70,965	—	70,965	—
Equity securities – financial services	263	263	—	—
Total available for sale	$150,181	$263	$149,918	$—

Fair Value, Assets Measured on Nonrecurring Basis [Table Text Block]

	Fair Value Measurement Reporting Date using
Description	Total	(Level 1) Quoted Prices in Active Markets For Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Underlying Inputs
December 31, 2012
Impaired Loans	$11,616	$—	$—	$11,616
Foreclosed real estate	852	—	—	852

December 31, 2011
Impaired Loans	$12,399	$—	$—	$12,399
Foreclosed real estate	2,910	—	—	2,910

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques [Table Text Block]

The following table presents additional quantitative information about assets measured at fair value on a nonrecurring basis and for which Norwood has utilized Level 3 inputs to determine fair value:

	Quantitative Information about Level 3 Fair Value Measurements
(In thousands)	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range(Weighted Average)
December 31, 2012
Impaired loans	$11,616	Appraisal of collateral(1)	Appraisal adjustments(2)	10-30% (24.10%)
Foreclosed real estate owned	$ 852	Appraisal of collateral(1)(3)	Liquidation expenses(2)	20%

(1) Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various level 3 inputs which are not identifiable, less any associated allowance.

(2) Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses. The range and weighted average of liquidation expenses and other appraisal adjustments are presented as a percent of the appraisal.

(3) Includes qualitative adjustments by management and estimated liquidation expenses.

Fair Value, by Balance Sheet Grouping [Table Text Block]

The estimated fair values of the Bank's financial instruments were as follows at December 31, 2012 and December 31, 2011. (In thousands)

	Fair Value Measurements at December 31, 2012
	Carrying Amount	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets:
Cash and cash equivalents	$12,295	$12,295	$12,295	$-	$-
Securities	145,563	145,567	319	145,248	-
Loans receivable, net	471,208	485,848	-	-	485,848
Mortgage servicing rights	243	243	-	243	-
Regulatory stock	2,630	2,630	2,630	-	-
Bank owned life insurance	15,357	15,357	15,357	-	-
Accrued interest receivable	2,393	2,393	2,393	-	-

Financial liabilities:
Deposits	524,425	526,080	313,165	-	212,915
Short-term borrowings	28,697	28,697	28,697	-	-
Other borrowings	22,487	25,426	-	-	25,426
Accrued interest payable	1,242	1,242	1,242	-	-

Off-balance sheet financial instruments: Commitments to extend credit and outstanding letters of credit	-	-	-	-	-

	Fair Value Measurements at December 31, 2011
	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents	$21,423	$21,423
Securities	150,352	150,358
Loans receivable, net	452,449	463,118
Mortgage servicing rights	302	308
Regulatory stock	3,675	3,675
Bank owned life insurance	11,887	11,887
Accrued interest receivable	2,468	2,468

Financial liabilities:
Deposits	525,767	527,707
Short-term borrowings	21,794	21,794
Other borrowings	27,670	30,002
Accrued interest payable	1,321	1,321

Off-balance sheet financial instruments: Commitments to extend credit and outstanding letters of credit	-	-

Acquisition of North Penn Bancorp, Inc. (Tables)	12 Months Ended
Dec. 31, 2012
Acquisition of North Penn Bancorp, Inc. [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Total purchase price		$25,396

Net Assets Acquired:
Cash	$15,192
Securities available for sale	12,671
Restricted investments	985
Loans	118,336
Accrued interest receivable	566
Premises & equipment, net	2,931
Core deposit intangible	895
Deferred tax assets	2,715
Other assets	5,403
Time deposits	(51,936)
Deposits other than time deposits	(83,498)
Borrowings	(7,776)
Accrued interest payable	(203)
Other liabilities	(600)
		15,681
Goodwill resulting from North Penn Merger		$9,715

Norwood Financial Corp (Parent Company Only) Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Norwood Financial Corp (Parent Company Only) Financial Information [Abstract]
Parent Company Only - Balance Sheets [Table Text Block]

	December 31,
	2012	2011
	(In Thousands)
ASSETS
Cash on deposit in bank subsidiary	$1,120	$1,230
Securities available for sale	319	238
Investment in bank subsidiary	88,412	84,187
Other assets	3,591	3,434
	$93,442	$89,089
LIABILITIES AND STOCKHOLDERS' EQUITY
Liabilities	$1,021	$1,028
Stockholders' equity	92,421	88,061
	$93,442	$89,089

Parent Company Only - Statements of Income [Table Text Block]

	Years Ended December 31,
	2012	2011	2010
Income:	(In Thousands)
Dividends from bank subsidiary	$3,971	$16,496	$3,120
Other interest income	6	9	17
Net realized gain on sales of securities	73	-	66
	4,050	16,505	3,203
Expenses	296	980	323
	3,754	15,525	2,880
Income tax benefit	(74)	(290)	(82)
	3,828	15,815	2,962
Equity in undistributed earnings of subsidiary	4,575	(8,459)	4,351
Net Income	$8,403	$7,356	$7,313
Comprehensive Income	$7,885	$9,534	$6,360

Parent Company Only - Statements of Cash Flows [Table Text Block]

	Years Ended December 31,
	2012	2011	2010
	(In Thousands)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$8,403	$7,356	$7,313
Adjustments to reconcile net income to
net cash provided by operating activities:
Undistributed earnings of bank subsidiary	(4,575)	8,459	(4,351)
Net gains on sales of securities	(68)	—	(66)
Other, net	(181)	(506)	(144)
Net Cash Provided by Operating Activities	3,579	15,309	2,752

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of securities	114	—	166
Outlays for business acquisitions	—	(10,518)	—
Purchase of securities	(185)	—	—
Net Cash Provided by (used in) Investing Activities	(71)	(10,518)	166

CASH FLOWS FROM FINANCING ACTIVITIES
Stock options exercised	455	51	163
Tax benefit of stock options exercised	30	5	34
ESOP purchase of shares from treasury stock	149	153	156
Acquisition of treasury stock	(320)	(602)	(529)
Cash dividends paid	(3,932)	(3,514)	(3,093)
Net Cash Used in Financing Activities	(3,618)	(3,907)	(3,269)
Net Increase (Decrease) in Cash and Cash Equivalents	(110)	884	(351)

CASH AND CASH EQUIVALENTS - BEGINNING	1,230	346	697
CASH AND CASH EQUIVALENTS - ENDING	$1,120	$1,230	$346

Summary of Significant Accounting Policies (Mortgage Servicing Rights) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Servicing Assets	$ 243	$ 302

Summary of Significant Accounting Policies (Useful Life of Premises and Equipment) (Details)	12 Months Ended
Dec. 31, 2012
Minimum [Member] | Building and improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Minimum [Member] | Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Maximum [Member] | Building and improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	40 years
Maximum [Member] | Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years

Summary of Significant Accounting Policies (Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Goodwill	$ 9,715	$ 9,715

Summary of Significant Accounting Policies (Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Significant Accounting Policies [Abstract]
Amortization of Intangible Assets	$ 153	$ 108	$ 52
Intangible Assets, Net (Excluding Goodwill)	647	800
Finite-Lived Intangible Assets, Accumulated Amortization	248	95
Finite-Lived Intangible Assets, Amortization Method	These intangible assets will continue to be amortized using the sum-of-the-years digits method of amortization over ten years
Finite-Lived Intangible Asset, Useful Life	10 years
Amortization Expense for the Core Deposit Intangible, Next Twelve Months	137
Amortization Expense for the Core Deposit Intangible, Year Two	121
Amortization Expense for the Core Deposit Intangible, Year Three	104
Amortization Expense for the Core Deposit Intangible, Year Four	88
Amortization Expense for the Core Deposit Intangible, Year Five	72
Amortization Expense for the Core Deposit Intangible, Year Six	56
Amortization Expense for the Core Deposit Intangible, Year Seven	39
Amortization Expense for the Core Deposit Intangible, Year Eight	23
Amortization Expense for the Core Deposit Intangible, Year Nine	7
Amortization Expense for the Core Deposit Intangible, Total	$ 647

Securities (Amortized Cost and Fair Values of Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Investments [Line Items]
Available for Sale, Amortized Cost	$ 141,150	$ 145,150
Available for Sale, Gross Unrealized Gains	4,446	5,090
Available for Sale, Gross Unrealized Losses	(206)	(59)
Available for Sale, Fair Value	145,390	150,181
Held to Maturity, Amortized Cost	173	171
Held to Maturity, Fair Value	177	177
US Government Agencies [Member]
Schedule of Investments [Line Items]
Available for Sale, Amortized Cost	13,076	13,268
Available for Sale, Gross Unrealized Gains	36	130
Available for Sale, Gross Unrealized Losses	(20)
Available for Sale, Fair Value	13,092	13,398
States and political subdivisions [Member]
Schedule of Investments [Line Items]
Available for Sale, Amortized Cost	55,864	54,106
Available for Sale, Gross Unrealized Gains	2,995	2,640
Available for Sale, Gross Unrealized Losses	(73)
Available for Sale, Fair Value	58,786	56,746
Held to Maturity, Amortized Cost	173	171
Held to Maturity, Gross Unrealized Gains	4	6
Held to Maturity, Fair Value	177	177
Corporate obligations [Member]
Schedule of Investments [Line Items]
Available for Sale, Amortized Cost	8,521	8,733
Available for Sale, Gross Unrealized Gains	347	130
Available for Sale, Gross Unrealized Losses		(54)
Available for Sale, Fair Value	8,868	8,809
Mortgage-backed securities-government sponsored entities [Member]
Schedule of Investments [Line Items]
Available for Sale, Amortized Cost	63,397	68,886
Available for Sale, Gross Unrealized Gains	1,041	2,081
Available for Sale, Gross Unrealized Losses	(113)	(2)
Available for Sale, Fair Value	64,325	70,965
Equity securities-financial services [Member]
Schedule of Investments [Line Items]
Available for Sale, Amortized Cost	292	157
Available for Sale, Gross Unrealized Gains	27	109
Available for Sale, Gross Unrealized Losses		(3)
Available for Sale, Fair Value	$ 319	$ 263

Securities (Investments' Gross Unrealized Losses and Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Investments [Line Items]
Less than 12 Months, Fair Value	$ 30,076	$ 6,681
Less than 12 Months, Unrealized Losses	(206)	(58)
12 Months or More, Fair Value		15
12 Months or More, Unrealized Losses		(1)
Total, Fair Value	30,076	6,696
Total, Unrealized Losses	(206)	(59)
US Government Agencies [Member]
Schedule of Investments [Line Items]
Less than 12 Months, Fair Value	7,056
Less than 12 Months, Unrealized Losses	(20)
Total, Fair Value	7,056
Total, Unrealized Losses	(20)
States and political subdivisions [Member]
Schedule of Investments [Line Items]
Less than 12 Months, Fair Value	5,821
Less than 12 Months, Unrealized Losses	(73)
Total, Fair Value	5,821
Total, Unrealized Losses	(73)
Corporate obligations [Member]
Schedule of Investments [Line Items]
Less than 12 Months, Fair Value		4,152
Less than 12 Months, Unrealized Losses		(54)
Total, Fair Value		4,152
Total, Unrealized Losses		(54)
Mortgage-backed securities-government sponsored entities [Member]
Schedule of Investments [Line Items]
Less than 12 Months, Fair Value	17,199	2,495
Less than 12 Months, Unrealized Losses	(113)	(2)
Total, Fair Value	17,199	2,495
Total, Unrealized Losses	(113)	(2)
Equity securities-financial services [Member]
Schedule of Investments [Line Items]
Less than 12 Months, Fair Value		34
Less than 12 Months, Unrealized Losses		(2)
12 Months or More, Fair Value		15
12 Months or More, Unrealized Losses		(1)
Total, Fair Value		49
Total, Unrealized Losses		$ (3)
Less than 12 Months [Member]
Schedule of Investments [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	32
12 Months or More [Member]
Schedule of Investments [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	0

Securities (Securities by Contractual Maturity) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Securities [Abstract]
Available for Sale, Amortized Cost, Due in one year or less	$ 5,661
Available for Sale, Amortized Cost, Due after one year through five years	13,012
Available for Sale, Amortized Cost, Due after five years through ten years	26,289
Available for Sale, Amortized Cost, Due after ten years	32,499
Available for Sale, Amortized Cost, Mortgage-backed securities- government sponsored agencies	63,397
Available for Sale, Amortized Cost, Total	140,858
Available for Sale, Fair Value, Due in one year or less	5,764
Available for Sale, Fair Value, Due after one year through five years	13,308
Available for Sale, Fair Value, Due after five years through ten years	27,238
Available for Sale, Fair Value, Due after ten years	34,436
Available-for-sale Securities, Debt Maturities, without Single Maturity Date, Fair Value	64,325
Available for Sale, Fair Value, Total	145,071
Held to Maturity, Amortized Cost, Due after one year through five years	173
Held to Maturity, Amortized Cost, Total	173
Held to Maturity, Fair Value, Due after one year through five years	177
Held to Maturity, Fair Value, Total	177
Held to Maturity, Fair Value	$ 177	$ 177

Securities (Gross Realized Gains and Losses on Sales of Securities Available-for-Sale) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Securities [Abstract]
Gross realized gains	$ 1,419	$ 983	$ 450
Gross realized losses	0	10	2
Proceeds from Sale of Available-for-sale Securities	40,914	32,146	23,944
Available-for-sale Securities Pledged as Collateral	$ 71,497	$ 71,245

Loans Receivable and Allowance for Loan Losses (Composition of Loans Receivable) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	$ 477,229	$ 458,329
Percent of Loans	100.00%	100.00%
Deferred fees (net)	(519)	(422)
Total loans receivable	476,710	457,907
Allowance for loan losses	(5,502)	(5,458)	(5,616)	(5,453)
Net loans receivable	471,208	452,449
Residential Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	150,043	148,148
Percent of Loans	31.40%	32.30%
Commercial Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	274,484	262,476
Percent of Loans	57.50%	57.30%
Construction Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	13,435	11,087
Percent of Loans	2.80%	2.40%
Commercial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	25,113	22,684
Percent of Loans	5.30%	5.00%
Consumer Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	$ 14,154	$ 13,934
Percent of Loans	3.00%	3.00%

Loans Receivable and Allowance for Loan Losses (Impaired Loans Acquired in North Penn Acquisition) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accretable discount	$ 76	$ 171	$ 329
North Penn Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unpaid principal balance		1,936
Interest		1,669
Contractual cash flows		3,605
Non-accretable discount		(1,724)
Expected cash flows		1,881
Accretable discount		(329)
Estimated fair value		$ 1,552

Loans Receivable and Allowance for Loan Losses (Changes in the Accretable Yield for Purchased Credit Impaired Loans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Loans Receivable and Allowance for Loan Losses [Abstract]
Balance at beginning of period	$ 171	$ 329
Accretion	(95)	(67)
Reclassification and other		(91)
Balance at end of period	$ 76	$ 171

Loans Receivable and Allowance for Loan Losses (Loans Acquired and Accounted for in Accordance with ASC 310-30) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	May 31, 2011
Loans Receivable and Allowance for Loan Losses [Abstract]
Outstanding Balance	$ 1,145	$ 1,412	$ 1,900
Carrying Amount	$ 1,069	$ 1,241

Loans Receivable and Allowance for Loan Losses (Allowance for Loan Losses and Recorded Investment in Financing Receivables) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	$ 10,556,000	$ 12,384,000
Loans acquired with deteriorated credit quality	1,069,000	1,246,000
Collectively evaluated for impairment	465,604,000	444,699,000
Total Loans	477,229,000	458,329,000
Beginning balance,	5,458,000	5,616,000	5,453,000
Charge Offs	(2,437,000)	(1,846,000)	(866,000)
Recoveries	31,000	113,000	29,000
Provision for loan losses	2,450,000	1,575,000	1,000,000
Ending balance,	5,502,000	5,458,000	5,616,000
Ending balance individually evaluated for impairment	9,000	1,231,000
Ending balance collectively evaluated for impairment	5,493,000	4,227,000
Gross Realized Gains on Loans	270,000	241,000
Gross Realized Losses on Loans	0	21,000
Proceeds from Sale of Residential Mortgage Loans	7,200,000	8,900,000	12,800,000
Residential Real Estate Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans acquired with deteriorated credit quality	270,000	343,000
Collectively evaluated for impairment	149,773,000	147,805,000
Total Loans	150,043,000	148,148,000
Beginning balance,	1,257,000	1,167,000
Charge Offs	(541,000)	(482,000)
Recoveries	7,000	44,000
Provision for loan losses	1,074,000	528,000
Ending balance,	1,797,000	1,257,000
Ending balance collectively evaluated for impairment	1,797,000	1,257,000
Commercial Real Estate Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	10,246,000	11,786,000
Loans acquired with deteriorated credit quality	799,000	903,000
Collectively evaluated for impairment	263,439,000	249,787,000
Total Loans	274,484,000	262,476,000
Beginning balance,	3,838,000	3,976,000
Charge Offs	(1,632,000)	(1,253,000)
Recoveries		7,000
Provision for loan losses	977,000	1,108,000
Ending balance,	3,183,000	3,838,000
Ending balance individually evaluated for impairment	9,000	1,231,000
Ending balance collectively evaluated for impairment	3,174,000	2,607,000
Construction Real Estate Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment	13,435,000	11,087,000
Total Loans	13,435,000	11,087,000
Beginning balance,	72,000	110,000
Charge Offs	(181,000)
Provision for loan losses	228,000	(38,000)
Ending balance,	119,000	72,000
Ending balance collectively evaluated for impairment	119,000	72,000
Total Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Charge Offs	(2,354,000)	(1,735,000)	(699,000)
Recoveries	7,000	51,000	2,000
Commercial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	310,000	598,000
Collectively evaluated for impairment	24,803,000	22,086,000
Total Loans	25,113,000	22,684,000
Beginning balance,	147,000	171,000
Charge Offs	(24,000)	(2,000)	(85,000)
Recoveries		5,000
Provision for loan losses	100,000	(27,000)
Ending balance,	223,000	147,000	171,000
Ending balance collectively evaluated for impairment	223,000	147,000
Consumer Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment	14,154,000	13,934,000
Total Loans	14,154,000	13,934,000
Beginning balance,	144,000	192,000
Charge Offs	(59,000)	(109,000)	(82,000)
Recoveries	24,000	57,000	27,000
Provision for loan losses	71,000	4,000
Ending balance,	180,000	144,000	192,000
Ending balance collectively evaluated for impairment	$ 180,000	$ 144,000

Loans Receivable and Allowance for Loan Losses (Impaired Loans and Related Interest Income by Loan Portfolio Class) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	$ 11,074,000	$ 6,807,000
Impaired Financing Receivable, with Related Allowance, Recorded Investment	551,000	6,823,000
Impaired Financing Receivable, Recorded Investment	11,625,000	13,630,000
Unpaid Principal Balance, With no related allowance recorded	11,150,000	6,978,000
Unpaid Principal Balance, With an allowance recorded	551,000	6,823,000
Unpaid Principal Balance, Total	11,701,000	13,801,000
Associated Allowance	9,000
Average Recorded Investment, Total	12,729,000	15,783,000
Interest Income Recognized, Total	233,000	561,000
Financing Receivable, Modifications, Recorded Investment	5,600,000	7,200,000
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	9,000	1,200,000
Residential Real Estate Loans [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	270,000	343,000
Impaired Financing Receivable, Recorded Investment	270,000	343,000
Unpaid Principal Balance, With no related allowance recorded	286,000	385,000
Unpaid Principal Balance, Total	286,000	385,000
Average Recorded Investment, Total	281,000	245,000
Interest Income Recognized, Total	5,000	7,000
Commercial Real Estate Loans [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	10,494,000	5,866,000
Impaired Financing Receivable, with Related Allowance, Recorded Investment	551,000	6,823,000
Impaired Financing Receivable, Recorded Investment	11,045,000	12,689,000
Unpaid Principal Balance, With no related allowance recorded	10,554,000	5,994,000
Unpaid Principal Balance, With an allowance recorded	551,000	6,823,000
Unpaid Principal Balance, Total	11,105,000	12,818,000
Associated Allowance	9,000	1,231,000
Average Recorded Investment, Total	12,108,000	15,042,000
Interest Income Recognized, Total	226,000	544,000
Commercial Loans [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	310,000	598,000
Impaired Financing Receivable, Recorded Investment	310,000	598,000
Unpaid Principal Balance, With no related allowance recorded	310,000	598,000
Unpaid Principal Balance, Total	310,000	598,000
Average Recorded Investment, Total	340,000	496,000
Interest Income Recognized, Total	$ 2,000	$ 10,000

Loans Receivable and Allowance for Loan Losses (Classes of the Loan Portfolio Summarized by the Aggregate Risk Rating) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable, Subject to the Internal Risk Rating System	$ 299,597	$ 285,160
Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable, Subject to the Internal Risk Rating System	275,911	259,005
Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable, Subject to the Internal Risk Rating System	11,563	11,436
Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable, Subject to the Internal Risk Rating System	12,123	14,719
Performing Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable, Subject to the Internal Risk Rating System	174,786	170,082
Nonperforming Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable, Subject to the Internal Risk Rating System	2,846	3,087
Commercial Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable, Subject to the Internal Risk Rating System	274,484	262,476
Commercial Real Estate Loans [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable, Subject to the Internal Risk Rating System	251,484	237,407
Commercial Real Estate Loans [Member] | Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable, Subject to the Internal Risk Rating System	11,245	11,009
Commercial Real Estate Loans [Member] | Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable, Subject to the Internal Risk Rating System	11,755	14,060
Commercial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable, Subject to the Internal Risk Rating System	25,113	22,684
Commercial Loans [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable, Subject to the Internal Risk Rating System	24,427	21,598
Commercial Loans [Member] | Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable, Subject to the Internal Risk Rating System	318	427
Commercial Loans [Member] | Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable, Subject to the Internal Risk Rating System	368	659
Residential Real Estate Loans [Member] | Performing Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable, Subject to the Internal Risk Rating System	147,197	145,061
Residential Real Estate Loans [Member] | Nonperforming Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable, Subject to the Internal Risk Rating System	2,846	3,087
Construction Real Estate Loans [Member] | Performing Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable, Subject to the Internal Risk Rating System	13,435	11,087
Consumer Loans [Member] | Performing Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable, Subject to the Internal Risk Rating System	$ 14,154	$ 13,934

Loans Receivable and Allowance for Loan Losses (Loan Portfolio Summarized by the Past Due Status) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	$ 460,551	$ 445,616
31-60 Days Past Due	2,613	1,458
61-90 Days Past Due	865	3,440
Non-Accrual	13,200	7,815
Total Past Due and Non-Accrual	16,678	12,713
Total Loans	477,229	458,329
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	9	1,200
Residential Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	146,847	143,550
31-60 Days Past Due	94	160
61-90 Days Past Due	256	1,351
Non-Accrual	2,846	3,087
Total Past Due and Non-Accrual	3,196	4,598
Total Loans	150,043	148,148
Construction Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	13,363	10,532
31-60 Days Past Due	72
61-90 Days Past Due		555
Total Past Due and Non-Accrual	72	555
Total Loans	13,435	11,087
Commercial Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	261,527	255,613
31-60 Days Past Due	2,333	1,015
61-90 Days Past Due	598	1,524
Non-Accrual	10,026	4,324
Total Past Due and Non-Accrual	12,957	6,863
Total Loans	274,484	262,476
Commercial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	24,785	22,086
31-60 Days Past Due		194
Non-Accrual	328	404
Total Past Due and Non-Accrual	328	598
Total Loans	25,113	22,684
Consumer Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	14,029	13,835
31-60 Days Past Due	114	89
61-90 Days Past Due	11	10
Total Past Due and Non-Accrual	125	99
Total Loans	$ 14,154	$ 13,934

Premises and Equipment (Schedule of Premises and Equipment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 15,730	$ 15,273
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(8,404)	(7,794)
Property, Plant and Equipment, Net, Total	7,326	7,479
Depreciation Premises and Equipment	570	531	459
Land and Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,238	2,228
Building and improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	9,494	9,244
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 3,998	$ 3,801

Premises and Equipment (Schedule of Future Minimum Rental Payments of Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Premises and Equipment [Abstract]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 321
Operating Leases, Future Minimum Payments, Due in Two Years	312
Operating Leases, Future Minimum Payments, Due in Three Years	309
Operating Leases, Future Minimum Payments, Due in Four Years	239
Operating Leases, Future Minimum Payments, Due in Five Years	189
Operating Leases, Future Minimum Payments, Due Thereafter	1,868
Operating Leases, Future Minimum Payments Due, Total	3,238
Operating Leases, Rent Expense, Net	$ 327	$ 299	$ 254

Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deposits [Abstract]
Time Deposit Maturities, Next Twelve Months	$ 103,601
Time Deposit Maturities, Year Two	53,474
Time Deposit Maturities, Year Three	25,230
Time Deposit Maturities, Year Four	15,254
Time Deposit Maturities, Year Five	13,701
Time Deposits, Total	211,260	221,774
Time Deposits, $100,000 or More	$ 71,311	$ 80,554

Borrowings (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Held-to-maturity Securities Pledged as Collateral	$ 29,219	$ 25,505
Security Owned and Pledged as Collateral, Fair Value	29,680	26,003
Federal Home Loan Bank, Advances, General Debt Obligations, Maximum Amount Available	254,566
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, General Description of Terms	three-month LIBOR plus 17 to 22 basis points
Long-term Federal Home Loan Bank Advances	22,487	27,670
FHLB of Pittsburgh [Member]
Line of Credit Facility, Amount Outstanding	0	0
Line of Credit Facility, Maximum Borrowing Capacity	20,000
Atlantic Central Bankers Bank [Member]
Line of Credit Facility, Amount Outstanding	0	0
Line of Credit Facility, Maximum Borrowing Capacity	7,000
PNC Bank [Member]
Line of Credit Facility, Amount Outstanding	0	0
Line of Credit Facility, Maximum Borrowing Capacity	$ 16,000

Borrowings (Short-Term Borrowings) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Borrowings [Abstract]
Securities Sold under Agreements to Repurchase	$ 28,697	$ 21,794

Borrowings (Outstanding Balances and Related Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Borrowings [Abstract]
Short-term Debt, Average Outstanding Amount	$ 23,679	$ 28,521
Short-term Debt, Average Interest Rate During the Year	0.22%	0.32%
Short-term Debt, Maximum Month-end Outstanding Amount	$ 32,386	$ 32,637
Short-term Debt, Weighted Average Interest Rate	0.20%	0.25%

Borrowings (Other Borrowings) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-term Federal Home Loan Bank Advances	$ 22,487	$ 27,670
Fixed rate note due October 2012 at 4.37% [Member]
Long-term Federal Home Loan Bank Advances		5,000
Convertible note due May 2013 at 3.015% [Member]
Long-term Federal Home Loan Bank Advances	5,000	5,000
Convertible note due July 2015 at 4.34% [Member]
Long-term Federal Home Loan Bank Advances	7,487	7,670
Convertible note due January 2017 at 4.71% [Member]
Long-term Federal Home Loan Bank Advances	$ 10,000	$ 10,000

Borrowings (Contractual Maturities of Other Borrowings) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Borrowings [Abstract]
Federal Home Loan Bank, Advances, Maturities Summary, Due in Next Twelve Months	$ 5,000
Federal Home Loan Bank, Advances, Maturities Summary, Due in Year Three	7,487
Federal Home Loan Bank, Advances, Maturities Summary, Due in Year Five	10,000
Federal Home Loan Bank, Advances, Total	$ 22,487

Employee Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Maximum Annual Contribution Per Employee, Percent	15.00%
Defined Contribution Plan, Employer Contributions, Vesting Period	5 years
Defined Contribution Plan, Cost Recognized	$ 424	$ 398	$ 342
Defined Benefit Plan, Net Periodic Benefit Cost	43	44
Supplemental Employee Retirement Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation	1,470	1,472
Pension and Other Postretirement Benefit Expense	120	116	115
Cash Surrender Value of Life Insurance	15,357	11,887
Multiemployer Plans, Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension and Other Postretirement Benefit Expense	$ 14	$ 6
Defined Benefit Plan, Percentage of Plan Funded	105.00%
Defined Benefit Plan, Contribution Percentage	5.00%

Income Taxes (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Income Tax Expense (Benefit)	$ 2,612	$ 2,683	$ 2,867
Deferred Tax Assets, Operating Loss Carryforwards		263
Tax Credit Carryforward, Expiration Date	Dec 31, 2030
Realized Gain (Loss) on Sale of Investments [Member]
Current Income Tax Expense (Benefit)		$ 331	$ 152

Income Taxes (Components of Federal Income Tax Provision) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Current Income Tax Expense (Benefit)	$ 2,612	$ 2,683	$ 2,867
Deferred Income Tax Expense (Benefit)	424	(104)	(205)
Income Tax Expense (Benefit), Continuing Operations, Total	$ 3,036	$ 2,579	$ 2,662

Income Taxes (Income Tax Rate Reconciliation) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	34.00%	34.00%	34.00%
Effective Income Tax Rate Reconciliation, Tax Exempt Income	6.90%	7.50%	6.20%
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Share-based Compensation Cost	0.30%	0.50%	0.50%
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Life Insurance	1.20%	1.20%	1.10%
Effective Income Tax Rate Reconciliation, Other Adjustments	0.30%	0.20%	(0.50%)
Effective Income Tax Rate, Continuing Operations, Total	26.50%	26.00%	26.70%

Income Taxes (Schedule of Deferred Tax Assets and Liabilties) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Provision for Loan Losses	$ 1,871	$ 1,787
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits	500	501
Deferred Tax Assets, Purchase Price Adjustment	1,458	1,581
Deferred Tax Assets, Other	292	277
Deferred Tax Assets, Foreclosed real estate	48	183
Deferred Tax Assets, Operating Loss Carryforwards		263
Deferred Tax Assets, Gross, Total	4,169	4,592
Deferred Tax Liabilities, Property, Plant and Equipment	334	282
Deferred Tax Liabilities, Deferred Expense, Deferred Financing Costs	213	264
Deferred Tax Liabilities, Unrealized Gains on Trading Securities	1,443	1,716
Deferred Tax Liabilities, Gross, Total	1,990	2,262
Deferred Tax Assets, Net, Total	$ 2,179	$ 2,330

Regulatory Matters and Stockholders' Equity (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Regulatory Matters and Stockholders' Equity [Abstract]
Restricted Cash and Cash Equivalents	$ 430	$ 372
Retained Earnings, Unappropriated	$ 54,500

Regulatory Matters and Stockholders' Equity (Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Regulatory Matters and Stockholders' Equity [Abstract]
Total capital (to risk weighted assets), Amount	$ 80,747	$ 75,846
Total capital (to risk weighted assets) For Capital Adequacy Purposes, Amount	38,596	37,611
Total capital (to risk weighted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	48,245	47,014
Total capital (to risk weighted assets), Ratio	16.74%	16.13%
Total capital (to risk weighted assets) For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Total capital (to risk weighted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%
Tier 1 capital (to risk weighted assets), Amount	75,245	70,381
Tier 1 capital (to risk weighted assets) For Capital Adequacy Purposes, Amount	19,298	18,806
Tier 1 capital (to risk weighted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	28,947	28,208
Tier 1 capital (to risk weighted assets), Ratio	15.60%	14.97%
Tier 1 capital (to risk weighted assets) For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier 1 capital (to risk weighted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	6.00%	6.00%
Tier 1 capital (to average assets), Amount	75,245	70,381
Tier 1 capital (to average assets) For Capital Adequacy Purposes, Amount	26,862	26,215
Tier 1 capital (to average assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 33,577	$ 32,769
Tier 1 capital (to average assets), Ratio	11.20%	10.74%
Tier 1 capital (to average assets) For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier 1 capital (to average assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%

Stock Option Plans (Summary of Stock Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 26, 2006
Stock-Based Compensation [Abstract]
Options, Outstanding, beginning of year	209,914	189,639	170,915
Options, Granted	27,500	29,000	28,000
Options, Exercised	(18,577)	(2,575)	(9,276)
Options, Forfeited	(12,711)	(6,150)
Options, Outstanding, end of year	206,126	209,914	189,639
Options, Exercisable, end of year	178,626	180,914	161,639
Weighted Average Exercise Price Per Share, Outstanding, beginning of year	$ 28.43	$ 28.52	$ 28.07
Weighted Average Exercise Price Per Share, Granted	$ 29.75	$ 27.43	$ 27.74
Weighted Average Exercise Price Per Share, Exercised	$ 24.41	$ 19.69	$ 17.68
Weighted Average Exercise Price Per Share, Forfeited	$ 29.57	$ 30.25
Weighted Average Exercise Price Per Share, Outstanding, end of year	$ 28.9	$ 28.43	$ 28.52
Weighted Average Exercise Price Per Share, Exercisable, end of year	$ 28.76	$ 28.59	$ 28.66
Weighted Average Remaining Contractual Term, Outstanding,	6 years 1 month 7 days
Weighted Average Remaining Contractual Term, Outstanding,	6 years 1 month 7 days
Aggregate Intrinsic Value, Outstanding,	$ 113,352	$ 146,361
Aggregate Intrinsic Value, Outstanding, end of year	256,499	113,352	146,361
Aggregate Intrinsic Value, Exercisable, end of year	256,499	112,152	145,471
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				250,000
Proceeds from Stock Options Exercised	455,000	51,000	163,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 256,499	$ 113,352	$ 146,361

Stock Option Plans (Schedule of Fair Value Assumptions) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock-Based Compensation [Abstract]
Dividend yield	3.27%	3.30%	3.04%
Expected life	10 years	7 years	7 years
Expected volatility	25.37%	25.35%	27.18%
Risk-free interest rate	1.76%	1.39%	2.72%
Weighted average fair value of options granted	$ 5.61	$ 4.7	$ 6.12

Stock Option Plans (Schedule of Outstanding Stock Options) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	206,126	209,914	189,639	170,915
Average Exercise Price	$ 28.9	$ 28.43	$ 28.52	$ 28.07
Remaining Life, Years	6 years 1 month 7 days
Options Exercisable	178,626	180,914	161,639
Average Exercise Price	$ 28.76	$ 28.59	$ 28.66
Average Exercise Price - $23.95 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	13,426
Average Exercise Price	$ 23.95
Remaining Life, Years	1 year
Options Exercisable	13,426
Average Exercise Price	$ 23.95
Average Exercise Price - $30.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	14,700
Average Exercise Price	$ 30
Remaining Life, Years	2 years
Options Exercisable	14,700
Average Exercise Price	$ 30
Average Exercise Price - $30.38 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	21,000
Average Exercise Price	$ 30.38
Remaining Life, Years	3 years 3 months 18 days
Options Exercisable	21,000
Average Exercise Price	$ 30.38
Average Exercise Price - $31.50 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	19,500
Average Exercise Price	$ 31.5
Remaining Life, Years	4 years
Options Exercisable	19,500
Average Exercise Price	$ 31.5
Average Exercise Price - $31.25 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	19,500
Average Exercise Price	$ 31.25
Remaining Life, Years	5 years
Options Exercisable	19,500
Average Exercise Price	$ 31.25
Average Exercise Price - $27.50 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	19,000
Average Exercise Price	$ 27.5
Remaining Life, Years	6 years
Options Exercisable	19,000
Average Exercise Price	$ 27.5
Average Exercise Price - $28.90 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	1,000
Average Exercise Price	$ 28.9
Remaining Life, Years	6 years 3 months 18 days
Options Exercisable	1,000
Average Exercise Price	$ 28.9
Average Exercise Price - $28.59 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	18,500
Average Exercise Price	$ 28.59
Remaining Life, Years	7 years
Options Exercisable	18,500
Average Exercise Price	$ 28.59
Average Exercise Price - $26.88 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	1,000
Average Exercise Price	$ 26.88
Remaining Life, Years	7 years 2 months 12 days
Options Exercisable	1,000
Average Exercise Price	$ 26.88
Average Exercise Price - $27.77 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	22,500
Average Exercise Price	$ 27.77
Remaining Life, Years	8 years
Options Exercisable	22,500
Average Exercise Price	$ 27.77
Average Exercise Price - $26.27 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	1,000
Average Exercise Price	$ 26.27
Remaining Life, Years	8 years 6 months
Options Exercisable	1,000
Average Exercise Price	$ 26.27
Average Exercise Price - $27.47 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	27,500
Average Exercise Price	$ 27.47
Remaining Life, Years	9 years
Options Exercisable	27,500
Average Exercise Price	$ 27.47
Average Exercise Price - $29.75 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	27,500
Average Exercise Price	$ 29.75
Remaining Life, Years	10 years

Stock Option Plans (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Apr. 26, 2006
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized					250,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	27,500	29,000	28,000
Options, Granted	27,500	29,000	28,000
Average Exercise Price	$ 28.9	$ 28.43	$ 28.52	$ 28.07
Remaining Life, Years	6 years 1 month 7 days
Proceeds from Stock Options Exercised	$ 455	$ 51	$ 163
Options, Exercised	(18,577)	(2,575)	(9,276)
Stock options exercised, shares	18,577	2,575	9,276
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average Exercise Price	$ 23.95
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average Exercise Price	$ 31.5
Outside Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized					40,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	4,500	4,500	4,000
Options, Granted	4,500	4,500	4,000

Earnings Per Share (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Net Income	$ 8,403	$ 7,356	$ 7,313
Denominator for basic earnings per share, weighted average shares	3,280	3,073	2,762
Effect of dilutive securities, employee stock options	5	3	4
Denominator for diluted earnings per share, adjusted weighted average shares and assumed conversions	3,285	3,076	2,766
Basic earnings per common share	$ 2.56	$ 2.39	$ 2.65
Diluted earnings per common share	$ 2.56	$ 2.39	$ 2.64
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	102,200	157,000	140,150

Off-Balance Sheet Financial Instruments and Guarantees (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loss Contingencies [Line Items]
Financial Instrument Commitments	$ 66,445	$ 84,228
Commitments to grant loans [Member]
Loss Contingencies [Line Items]
Financial Instrument Commitments	17,582	43,081
Unfunded commitments under lines of credit [Member]
Loss Contingencies [Line Items]
Financial Instrument Commitments	42,735	29,255
Standby letters of credit [Member]
Loss Contingencies [Line Items]
Financial Instrument Commitments	$ 6,128	$ 11,892

Fair Value Measurements (Fair Value, Assets and Liabilities Measured on Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	$ 319	$ 263
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	145,071	149,918
US Government Agencies [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	13,092	13,398
States and political subdivisions [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	58,786	56,746
Corporate obligations [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	8,868	8,809
Mortgage-backed securities-government sponsored entities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	64,325	70,965
Equity securities-financial services [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	$ 319	$ 263

Fair Value Measurements (Fair Value, Assets and Liabilities Measured on Nonrecurring Basis) (Details) (Significant Unobservable Inputs (Level 3) [Member], USD $)
In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Impaired Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	$ 11,616	$ 12,399
Foreclosed Real Estate Owned [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	$ 852	$ 2,910

Fair Value Measurements (Quantitative Information about Level 3 Fair Value Measurements) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Impaired Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Valuation Techniques	Appraisal of collateral(1)	[1]
Unobservable Input	Appraisal adjustments(2)	[2]
Impaired Loans [Member] | Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	11,616
Foreclosed Real Estate Owned [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Valuation Techniques	Appraisal of collateral(1)(3)	[1],[3]
Unobservable Input	Liquidation expenses(2)	[2]
Foreclosed Real Estate Owned [Member] | Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	852

[1]	(1) Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various level 3 inputs which are not identifiable, less any associated allowance.
[2]	(2) Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses. The range and weighted average of liquidation expenses and other appraisal adjustments are presented as a percent of the appraisal.
[3]	(3) Includes qualitative adjustments by management and estimated liquidation expenses.

Fair Value Measurements (Fair Value, by Balance Sheet Grouping) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets: Cash and due from banks, interest-bearing deposits with banks and federal funds sold	$ 1,428	$ 12,449
Financial assets: Accrued interest receivable	2,393	2,468
Financial liabilities: Accrued interest payable	1,242	1,321
Carrying Amount [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets: Cash and due from banks, interest-bearing deposits with banks and federal funds sold	12,295	21,423
Financial assets: Securities	145,563	150,352
Financial assets: Loans receivable, net	471,208	452,449
Financial assets: Mortgage servicing rights	243	302
Financial assets: Regulatory stock	2,630	3,675
Financial assets: Bank owned life insurance	15,357	11,887
Financial assets: Accrued interest receivable	2,393	2,468
Financial liabilities: Deposits	524,425	525,767
Financial liabilities: Short-term borrowings	28,697	21,794
Financial liabilities: Other borrowings	22,487	27,670
Financial liabilities: Accrued interest payable	1,242	1,321
Off-balance sheet financial instruments: Commitments to extend credit and outstanding letters of credit
Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets: Cash and due from banks, interest-bearing deposits with banks and federal funds sold	12,295	21,423
Financial assets: Securities	145,567	150,358
Financial assets: Loans receivable, net	485,848	463,118
Financial assets: Mortgage servicing rights	243	308
Financial assets: Regulatory stock	2,630	3,675
Financial assets: Bank owned life insurance	15,357	11,887
Financial assets: Accrued interest receivable	2,393	2,468
Financial liabilities: Deposits	526,080	527,707
Financial liabilities: Short-term borrowings	28,697	21,794
Financial liabilities: Other borrowings	25,426	30,002
Financial liabilities: Accrued interest payable	1,242	1,321
Off-balance sheet financial instruments: Commitments to extend credit and outstanding letters of credit
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets: Cash and due from banks, interest-bearing deposits with banks and federal funds sold	12,295
Financial assets: Securities	319
Financial assets: Regulatory stock	2,630
Financial assets: Bank owned life insurance	15,357
Financial assets: Accrued interest receivable	2,393
Financial liabilities: Deposits	313,165
Financial liabilities: Short-term borrowings	28,697
Financial liabilities: Accrued interest payable	1,242
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets: Securities	145,248
Financial assets: Mortgage servicing rights	243
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets: Loans receivable, net	485,848
Financial liabilities: Deposits	212,915
Financial liabilities: Other borrowings	$ 25,426

Acquisition of North Penn Bancorp, Inc. (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Acquisition of North Penn Bancorp, Inc. [Abstract]
Total purchase price	$ 25,396
Net Assets Acquired: Cash	15,192
Net Assets Acquired: Securities available for sale	12,671
Net Assets Acquired: Restricted investments	985
Net Assets Acquired: Loans	118,336
Net Assets Acquired: Accrued interest receivable	566
Net Assets Acquired: Premises & equipment, net	2,931
Net Assets Acquired: Core deposit intangible	895
Net Assets Acquired: Deferred tax assets	2,715
Net Assets Acquired: Other assets	5,403
Net Assets Acquired: Time deposits	(51,936)
Net Assets Acquired: Deposits other than time deposits	(83,498)
Net Assets Acquired: Borrowings	(7,776)
Net Assets Acquired: Accrued interest payable	(203)
Net Assets Acquired: Other liabilities	(600)
Net Assets Acquired	15,681
Goodwill resulting from North Penn Merger	$ 9,715

Acquisition of North Penn Bancorp, Inc. (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	May 31, 2011
Acquisition of North Penn Bancorp, Inc. [Abstract]
Business Acquisition, Effective Date of Acquisition	May 31, 2011
Total purchase price	$ 25,396,000
Business Acquisition, Equity Interest Issued or Issuable, Description	As a result of the acquisition, the Company issued 530,994 common shares, or 15.75% of the total shares outstanding, to former shareholders of North Penn Bancorp, Inc. North Penn Bank has been merged into Wayne Bank, with Wayne as the surviving entity.
Certain Loans Acquired in Transfer Accounted for as Debt Securities, Outstanding Balance	1,145,000	1,412,000	1,900,000
Certain Loans Acquired in Transfer, Nonaccretable Difference			1,700,000
Loans Acquired Without Evidence Of Deterioration, Unpaid Principal Balance			119,800,000
Loans Acquired Without Evidence Of Deterioration, Fair Value			$ 116,700,000

Norwood Financial Corp (Parent Company Only) Financial Information (Balance Sheets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Cash on deposit in bank subsidiary	$ 10,867	$ 8,974
Securities available for sale	145,390	150,181
Other assets	4,313	5,656
Total Assets	672,299	668,814
Liabilities	579,878	580,753
Stockholders' equity	92,421	88,061	67,698	64,471
Total Liabilities and Stockholders' Equity	672,299	668,814
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Cash on deposit in bank subsidiary	1,120	1,230
Securities available for sale	319	238
Investment in bank subsidiary	88,412	84,187
Other assets	3,591	3,434
Total Assets	93,442	89,089
Liabilities	1,021	1,028
Stockholders' equity	92,421	88,061
Total Liabilities and Stockholders' Equity	$ 93,442	$ 89,089

Norwood Financial Corp (Parent Company Only) Financial Information (Statements of Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net realized gain (loss) on sales of securities	$ 1,419	$ 973	$ 448
Income before taxes and equity in undistributed earnings	11,439	9,935	9,975
Income tax benefit	3,036	2,579	2,662
Net Income	8,403	7,356	7,313
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Dividends from bank subsidiary	3,971	16,496	3,120
Other interest income	6	9	17
Net realized gain (loss) on sales of securities	73		66
Total Revenues	4,050	16,505	3,203
Expenses	296	980	323
Income before taxes and equity in undistributed earnings	3,754	15,525	2,880
Income tax benefit	(74)	(290)	(82)
Income before equity in undistributed earnings	3,828	15,815	2,962
Equity in undistributed earnings of subsidiary	4,575	(8,459)	4,351
Net Income	$ 8,403	$ 7,356	$ 7,313

Norwood Financial Corp (Parent Company Only) Financial Information (Statements of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net Income	$ 8,403	$ 7,356	$ 7,313
Net (gains) losses on sales of securities	1,419	973	448
Net Cash Provided by Operating Activities	11,361	10,793	8,581
Proceeds from sale of securities	40,914	32,146	23,944
Outlays for business acquisitions	(25,396)
Securities available for sale: Purchases	(67,312)	(54,107)	(106,742)
Net Cash Provided by (Used in) Investing Activities	(17,249)	31,065	(10,940)
Proceeds from Stock Options Exercised	455	51	163
Outlays for business acquisitions	25,396
Tax Benefit from Stock Options Exercised	30	5	34
Stock Issued During Period, Value, Employee Stock Ownership Plan	(149)	(153)	(156)
Purchase of treasury stock	(320)	(602)	(529)
Cash dividends paid	(3,932)	(3,514)	(3,093)
Net Cash Used in Financing Activities	(3,240)	(37,060)	1,629
Net Increase (Decrease) in Cash and Cash Equivalents	(9,128)	4,798	(730)
CASH AND CASH EQUIVALENTS- BEGINNING	21,423	16,625	17,355
CASH AND CASH EQUIVALENTS - ENDING	12,295	21,423	16,625
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net Income	8,403	7,356	7,313
Undistributed earnings of bank subsidiary	(4,575)	8,459	(4,351)
Net (gains) losses on sales of securities	(68)		(66)
Other, net	(181)	(506)	(144)
Net Cash Provided by Operating Activities	3,579	15,309	2,752
Proceeds from sale of securities	114		166
Outlays for business acquisitions		(10,518)
Securities available for sale: Purchases	(185)
Net Cash Provided by (Used in) Investing Activities	(71)	(10,518)	166
Proceeds from Stock Options Exercised	455	51	163
Outlays for business acquisitions		10,518
Tax Benefit from Stock Options Exercised	30	5	34
Stock Issued During Period, Value, Employee Stock Ownership Plan	149	153	156
Purchase of treasury stock	(320)	(602)	(529)
Cash dividends paid	(3,932)	(3,514)	(3,093)
Net Cash Used in Financing Activities	(3,618)	(3,907)	(3,269)
Net Increase (Decrease) in Cash and Cash Equivalents	(110)	884	(351)
CASH AND CASH EQUIVALENTS- BEGINNING	1,230	346	697
CASH AND CASH EQUIVALENTS - ENDING	$ 1,120	$ 1,230	$ 346